BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 4.57%,
01/21/35
(a)(b)
.................... USD 750 $ 670,073
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 2,400 2,313,896
AIG CLO LLC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.10%), 3.86%, 04/22/34 ... 2,215 2,115,598
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 4.46%, 07/20/34 ... 1,000 945,231
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/34 ... 1,000 902,511
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 4.74%, 10/17/34 ... 1,000 903,939
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 3.76%, 04/20/34 ... 500 477,711
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.69%,
10/17/34
(a)(b)
.................... 1,000 896,056
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 923,558
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 924,991
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 3.66%, 04/15/34
(a)(b)
......... 750 717,561
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (LIBOR USD 3 Month +
1.20%), 3.91%, 01/20/35
(a)(b)
......... 1,000 956,300
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (LIBOR USD 3 Month + 1.75%),
4.26%, 07/15/32
(a)(b)
............... 750 698,715
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
3.71%, 10/15/31
(a)(b)
............... 500 485,456
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
3.86%, 01/20/35
(a)(b)
............... 1,000 964,412
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 3.86%,
10/20/34
(a)(b)
.................... 1,500 1,433,827
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
4.28%, 05/24/30
(a)(b)
............... 500 482,437
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
3.68%, 10/15/30
(a)(b)
............... 250 246,035
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
3.91%, 07/15/30
(a)(b)
............... 1,000 964,352
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/17/32 ... 1,000 916,443
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 3.94%, 07/24/34 ... 500 479,380
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 4.66%,
10/22/32
(a)(b)
.................... 1,000 910,243
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 3.69%,
07/15/34
(a)(b)
.................... 500 480,043
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (LIBOR USD 3 Month + 1.18%),
3.89%, 01/20/35
(a)(b)
............... USD 1,000 $ 953,520
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 4.11%, 02/28/40
(a)(b)
... 638 597,463
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 3.81%, 01/20/31
(a)(b)
... 500 488,234
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
2.65%, 04/21/35
(a)(b)
............... 1,000 888,644
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 4.39%, 07/18/34 ... 1,000 935,579
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.74%, 07/18/34 ... 500 445,297
Canyon Capital CLO Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month + 1.90%),
4.41%, 07/15/31
(a)(b)
............... 1,000 922,851
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/31 ... 1,000 918,326
Series 2020-2A, Class AR, (LIBOR USD 3
Month + 1.19%), 3.70%, 10/15/34 ... 1,000 953,160
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.70%), 4.21%, 10/15/34 ... 450 422,792
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (LIBOR USD 3 Month + 1.60%),
4.31%, 04/20/31
(a)(b)
............... 675 629,438
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 4.14%, 01/20/34
(a)(b)
1,000 962,159
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 4.07%, 04/27/31 .. 650 632,885
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 3.93%, 07/20/30 ... 1,850 1,819,333
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/17/31 ... 500 464,628
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 4.26%, 01/15/35 .. 1,000 944,942
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 4.58%, 04/25/33 ... 1,000 909,686
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.79%, 07/18/30
(a)(b)
............... 500 462,389
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 3.96%,
01/18/32
(a)(b)
.................... 1,000 979,811
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.56%, 04/15/28
(a)(b)
............... 500 474,605
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 4.36%, 04/15/29
(a)(b)
......... 500 468,279
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 4.66%, 01/15/34 ... 1,000 915,023
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/30 ... 500 460,093
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 4.83%,
10/25/30
(a)(b)
.................... 1,000 917,409

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 4.71%,
04/20/34
(a)(b)
.................... USD 700 $ 631,896
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 3.78%, 11/25/35
(a)
..... 661 618,913
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 4.81%,
05/15/30
(a)(b)
.................... 400 374,708
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 3.94%, 04/16/34 .. 750 721,668
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 4.44%, 04/16/34 .. 500 468,696
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (LIBOR USD 3 Month +
1.20%), 3.91%, 10/20/34 ......... 1,000 949,864
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 4.46%, 10/20/34 ......... 1,500 1,409,540
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 4.96%, 10/20/34 ......... 1,000 898,274
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 3.70%,
10/15/30
(a)(b)
.................... 750 737,237
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 4.51%, 04/20/34
(a)(b)
... 2,500 2,234,260
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 4.51%, 07/20/34
(a)(b)
......... 1,000 954,299
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 3.96%, 01/25/35
(a)(b)
........ 1,000 961,523
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
4.11%, 04/15/34
(a)(b)
............... 300 279,932
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 3.89%,
10/20/31
(a)(b)
.................... 500 484,618
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
3.71%, 07/15/34
(a)(b)
............... 2,500 2,404,031
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
4.23%, 11/30/32
(a)(b)
............... 1,500 1,463,391
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.22%), 3.93%,
04/20/34
(a)(b)
.................... 500 480,166
HalseyPoint CLO I Ltd., Series 2019-1A, Class
A1A1, (LIBOR USD 3 Month + 1.35%),
4.06%, 01/20/33
(a)(b)
............... 2,000 1,946,848
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 4.24%, 07/18/31
(a)(b)
......... 500 472,600
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 3.63%,
07/15/34
(a)(b)
.................... 1,000 958,352
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (LIBOR USD 3 Month +
1.90%), 4.67%, 07/27/30
(a)(b)
......... 1,000 909,852
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 4.13%, 10/15/32 1,000 951,336
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 4.53%, 10/15/32 1,000 911,572
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 4.26%,
10/20/30
(a)(b)
.................... USD 1,000 $ 947,386
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 4.49%, 10/18/30
(a)(b)
... 1,000 913,339
OCP CLO Ltd., Series 2021-22A, Class C,
(LIBOR USD 3 Month + 2.05%), 4.76%,
12/02/34
(a)(b)
.................... 500 445,931
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 4.11%, 07/15/30
(a)(b)
......... 500 468,610
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 4.21%, 10/15/33 ... 1,500 1,413,933
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.66%, 10/15/33 ... 1,000 904,079
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
3.89%, 10/18/34
(a)(b)
............... 1,500 1,447,479
OHA Loan Funding Ltd., Series 2013-1A,
Class BR2, (LIBOR USD 3 Month + 1.60%),
4.38%, 07/23/31
(a)(b)
............... 1,000 947,599
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 4.19%, 01/17/31 ... 1,500 1,424,642
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 4.06%, 11/14/34 ... 1,000 955,614
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 4.61%, 11/14/34 ... 1,000 944,904
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 4.31%, 07/15/34 ... 1,000 892,681
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.17%), 3.68%, 10/15/34 ... 2,000 1,919,247
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 500 474,063
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 500 447,735
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 4.76%, 07/15/34
(a)(b)
... 1,000 906,745
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 4.13%, 05/18/34 ... 500 482,917
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 4.66%, 05/18/34 ... 500 471,525
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 4.46%,
07/20/34
(a)(b)
.................... 500 471,598
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(LIBOR USD 3 Month + 2.10%), 4.84%,
10/18/34
(a)(b)
.................... 750 673,219
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.20%), 3.94%,
10/18/34
(a)(b)
.................... 1,500 1,433,874
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 918,640
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 915,954
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 918,908
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 2.05%), 4.83%,
10/30/34
(a)(b)
.................... 1,000 896,422

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 3.99%,
04/15/32
(a)(b)
.................... USD 1,000 $ 981,482
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
3.99%, 10/17/30
(a)(b)
............... 500 491,932
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 4.39%,
07/17/31
(a)(b)
.................... 650 615,308
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
3.97%, 10/25/31
(a)(b)
............... 1,000 977,409
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
4.63%, 10/25/31
(a)(b)
............... 700 657,805
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 4.51%, 10/20/30 ... 1,000 928,485
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.98%, 08/20/32 ... 500 459,227
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.18%), 3.89%, 10/20/34 ... 1,250 1,202,430
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 4.86%, 10/20/34 ... 1,000 899,810
RR 17 Ltd., Series 2021-17A, Class A2, (LIBOR
USD 3 Month + 1.65%), 4.16%, 07/15/34
(a)(b)
500 475,055
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 4.43%,
07/21/34
(a)(b)
.................... 2,000 1,873,286
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
4.41%, 07/20/34
(a)(b)
............... 1,000 943,390
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 3.68%,
07/15/34
(a)(b)
.................... 1,000 957,103
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 4.56%, 01/29/32 ... 1,000 914,893
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 5.56%, 01/29/32 ... 1,000 908,463
TCW CLO Ltd., Series 2021-1A, Class C,
(LIBOR USD 3 Month + 1.90%), 4.61%,
03/18/34
(a)(b)
.................... 500 445,574
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(LIBOR USD 3 Month + 1.50%), 4.01%,
01/15/34
(a)(b)
.................... 1,000 946,998
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 3.78%,
04/15/33
(a)(b)
.................... 1,300 1,256,035
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
4.06%, 07/20/30
(a)(b)
............... 1,000 968,251
Total Asset-Backed Securities — 12.3%
(Cost: $106,593,786) ............................. 101,138,870
Shares
Shares
Common Stocks
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B ...... 7,433 1,200,727
Banks — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,363,700 691,790
Citizens Financial Group, Inc. .......... 39,918 1,371,583
Security
Shares
Shares Value
Banks (continued)
DBS Group Holdings Ltd. ............. 36,300 $ 839,741
M&T Bank Corp. ................... 9,633 1,698,491
4,601,605
Beverages — 0.2%
Diageo plc ....................... 32,374 1,362,736
Biotechnology — 0.2%
AbbVie, Inc. ...................... 11,751 1,577,102
Building Products — 0.0%
AZEK Co., Inc. (The)
(c)
............... 54 897
Capital Markets — 0.2%
Intercontinental Exchange, Inc. ......... 17,283 1,561,519
Chemicals — 0.2%
Air Liquide SA ..................... 8,455 966,399
International Flavors & Fragrances, Inc. .... 5,867 532,900
1,499,299
Consumer Finance — 0.1%
Synchrony Financial ................. 43,497 1,226,180
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b)(d)
............... 10,103 311,643
Koninklijke KPN NV ................. 350,196 947,758
TELUS Corp. ..................... 77,162 1,532,236
2,791,637
Electric Utilities — 0.2%
EDP - Energias de Portugal SA ......... 362,021 1,571,176
Electrical Equipment — 0.2%
Schneider Electric SE ................ 11,400 1,287,639
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd. ................. 13,145 1,450,682
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 42,306 886,734
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. ...... 2,728 382,438
American Tower Corp. ............... 1,451 311,530
Assura plc ....................... 752,585 450,400
Boston Properties, Inc. ............... 3,704 277,689
Community Healthcare Trust, Inc. ........ 3,663 119,963
Covivio ......................... 3,689 177,713
Cromwell European REIT
(d)
............ 101,000 177,183
Crown Castle, Inc. .................. 2,233 322,780
Digital Realty Trust, Inc. .............. 2,714 269,175
EPR Properties .................... 7,034 252,239
Equinix, Inc. ...................... 482 274,181
ESR Kendall Square REIT Co. Ltd. ....... 63,682 223,749
Goodman Group ................... 28,612 289,176
LondonMetric Property plc ............. 87,110 169,723
LXI REIT plc
(d)
..................... 120,928 166,943
Omega Healthcare Investors, Inc. ........ 7,390 217,931
Outfront Media, Inc. ................. 18,885 286,863
Physicians Realty Trust ............... 23,137 347,981
Prologis, Inc. ...................... 4,889 496,723
Rexford Industrial Realty, Inc. .......... 6,058 315,016
SL Green Realty Corp. ............... 5,613 225,418
Spirit Realty Capital, Inc. .............. 9,147 330,756
Sun Communities, Inc. ............... 2,877 389,345
Target Healthcare REIT plc ............ 216,571 221,258
UDR, Inc. ........................ 12,237 510,405
VICI Properties, Inc. ................. 16,061 479,421
Warehouses De Pauw CVA ............ 9,417 231,287

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc. ..................... 5,604 $ 360,449
8,277,735
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV ......... 228,723 803,276
Health Care Equipment & Supplies — 0.2%
Medtronic plc ..................... 16,367 1,321,635
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. .............. 3,534 1,784,811
Household Durables — 0.1%
Taylor Wimpey plc .................. 796,647 775,726
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 30,736 2,037,228
Insurance — 0.5%
Assurant, Inc. ..................... 9,017 1,309,899
Prudential plc ..................... 152,993 1,497,440
Zurich Insurance Group AG ............ 3,371 1,343,852
4,151,191
IT Services — 0.5%
Fidelity National Information Services, Inc. .. 19,921 1,505,430
GDS Holdings Ltd., Class A
(c)
........... 58,400 128,489
NEXTDC Ltd.
(c)
.................... 34,296 191,887
Paychex, Inc. ..................... 10,944 1,228,026
SUNeVision Holdings Ltd. ............. 206,000 109,336
Visa, Inc., Class A
(e)
................. 7,871 1,398,283
4,561,451
Life Sciences Tools & Services — 0.0%
Lonza Group AG (Registered) .......... 143 69,625
Machinery — 0.3%
Epiroc AB, Class A .................. 85,545 1,223,764
Otis Worldwide Corp. ................ 20,355 1,298,649
2,522,413
Oil, Gas & Consumable Fuels — 0.2%
Chevron Corp. ..................... 4,925 707,575
Williams Cos., Inc. (The) .............. 24,715 707,590
1,415,165
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 2,794 603,225
Pharmaceuticals — 0.6%
AstraZeneca plc ................... 17,680 1,943,554
Novo Nordisk A/S, Class B ............ 12,883 1,283,376
Sanofi .......................... 25,009 1,904,348
5,131,278
Professional Services — 0.2%
NMG, Inc.
(c)
....................... 265 44,829
RELX plc ........................ 53,366 1,300,657
1,345,486
Real Estate Management & Development — 0.1%
ESR Group Ltd.
(b)(d)
................. 70,200 176,579
Hulic Co. Ltd. ..................... 35,900 264,503
VGP NV ......................... 1,105 105,396
Vonovia SE ....................... 16,920 365,164
911,642
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.3%
MediaTek, Inc. ..................... 57,000 $ 983,616
Taiwan Semiconductor Manufacturing Co. Ltd. 116,000 1,537,625
2,521,241
Software — 0.5%
Intuit, Inc. ........................ 4,778 1,850,615
Microsoft Corp. .................... 10,638 2,477,590
4,328,205
Specialty Retail — 0.2%
Industria de Diseno Textil SA ........... 82,028 1,692,782
Textiles, Apparel & Luxury Goods — 0.5%
EssilorLuxottica SA ................. 9,707 1,319,403
Kering SA ........................ 2,655 1,177,622
LVMH Moet Hennessy Louis Vuitton SE .... 2,131 1,256,384
3,753,409
Tobacco — 0.1%
Philip Morris International, Inc. .......... 14,977 1,243,241
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 12,603 1,307,299
Wireless Telecommunication Services — 0.1%
KDDI Corp. ....................... 34,700 1,014,499
Total Common Stocks — 8.8%
(Cost: $88,849,985) .............................. 72,590,496
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
3.85%, 11/01/48 ................. USD 175 113,270
3.90%, 05/01/49 ................. 100 65,315
5.81%, 05/01/50 ................. 535 464,911
5.93%, 05/01/60 ................. 25 21,385
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 10 9,724
7.13%, 06/15/26 ................. 381 349,442
7.88%, 04/15/27 ................. 210 193,200
6.00%, 02/15/28 ................. 173 144,744
7.45%, 05/01/34 ................. 100 93,272
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 157 137,121
General Dynamics Corp., 4.25%, 04/01/40 . 100 87,610
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 1,955
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 75 72,363
3.85%, 12/15/26 ................. 100 94,422
4.40%, 06/15/28 ................. 540 507,344
2.90%, 12/15/29 ................. 250 211,151
5.05%, 04/27/45 ................. 50 44,165
Lockheed Martin Corp., 4.07%, 12/15/42 .. 115 97,414
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
35 32,895
Northrop Grumman Corp.
3.85%, 04/15/45 ................. 100 76,158
5.25%, 05/01/50 ................. 50 47,711
Raytheon Technologies Corp.
4.50%, 06/01/42 ................. 330 282,208
4.15%, 05/15/45 ................. 95 76,136
3.03%, 03/15/52 ................. 450 293,577
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 400 347,500
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 57 53,865
7.50%, 04/15/25 ................. 28 26,383

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ USD 557 $ 564,915
6.25%, 03/15/26
(b)
................ 1,388 1,346,360
6.38%, 06/15/26 ................. 12 11,337
7.50%, 03/15/27 ................. 39 37,128
5.50%, 11/15/27 ................. 73 63,488
4.63%, 01/15/29 ................. 131 105,459
4.88%, 05/01/29 ................. 104 84,064
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 378 373,422
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 92 55,200
6,586,614
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 40 34,389
4.25%, 05/15/30 ................. 150 135,999
4.55%, 04/01/46 ................. 195 154,273
5.25%, 05/15/50 ................. 25 21,878
346,539
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 206 176,902
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 14 12,352
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 45 42,412
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 61 49,292
Series 2017-1, Class AA, 3.65%, 02/15/29 57 50,515
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 362 378,051
5.50%, 04/20/26 ................. 289 270,960
5.75%, 04/20/29 ................. 304 265,358
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 34 28,427
Delta Air Lines, Inc.
3.80%, 04/19/23 ................. 100 99,006
7.00%, 05/01/25
(b)
................ 59 59,381
4.75%, 10/20/28
(b)
................ 72 67,202
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 86 75,851
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
247 242,224
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
13 13,223
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 28 26,020
Series 2020-1, Class A, 5.88%, 10/15/27 553 532,965
Series 2019-2, Class AA, 2.70%, 05/01/32 41 32,689
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 418 373,065
4.63%, 04/15/29 ................. 182 150,594
2,946,489
Auto Components — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
127 114,935
Aptiv plc
2.40%, 02/18/25 ................. 195 181,964
3.25%, 03/01/32 ................. 115 91,558
5.40%, 03/15/49 ................. 25 20,472
3.10%, 12/01/51 ................. 205 114,798
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 150 147,127
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 340 332,938
6.25%, 05/15/26 ................. 346 330,430
8.50%, 05/15/27 ................. 1,096 1,046,121
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 58,961
Security
Par (000)
Par (000) Value
Auto Components (continued)
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... USD 42 $ 30,284
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 47 48,762
5.00%, 07/15/29 ................. 22 17,960
5.63%, 04/30/33 ................. 68 54,485
Icahn Enterprises LP
4.75%, 09/15/24 ................. 109 101,976
6.25%, 05/15/26 ................. 49 45,793
5.25%, 05/15/27 ................. 143 125,198
4.38%, 02/01/29 ................. 91 73,244
2,937,006
Automobiles — 0.7%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
.. 60 51,974
Ford Motor Co.
0.00%, 03/15/26
(f)(g)
............... 76 69,502
4.35%, 12/08/26 ................. 182 167,020
3.25%, 02/12/32 ................. 320 230,506
6.10%, 08/19/32 ................. 65 57,304
4.75%, 01/15/43 ................. 21 13,914
5.29%, 12/08/46 ................. 60 42,300
General Motors Co.
5.40%, 10/02/23 ................. 325 325,032
4.00%, 04/01/25 ................. 125 120,661
6.13%, 10/01/25 ................. 50 50,022
6.80%, 10/01/27 ................. 225 227,387
5.60%, 10/15/32 ................. 130 116,044
6.25%, 10/02/43 ................. 211 183,281
6.75%, 04/01/46 ................. 60 54,631
5.40%, 04/01/48 ................. 135 105,370
5.95%, 04/01/49 ................. 99 82,579
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 675 635,014
1.00%, 09/17/24 ................. 455 415,656
1.80%, 10/15/25 ................. 395 351,297
Mercedes-Benz Finance North America LLC
(b)
3.25%, 08/01/24 ................. 175 168,879
1.45%, 03/02/26 ................. 150 131,800
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 ................. 78 76,605
2.00%, 03/09/26 ................. 695 587,777
1.85%, 09/16/26 ................. 196 159,185
2.45%, 09/15/28 ................. 115 86,637
Nissan Motor Co. Ltd.
(b)
3.52%, 09/17/25 ................. 209 192,218
4.35%, 09/17/27 ................. 435 374,964
Stellantis Finance US, Inc., 1.71%, 01/29/27
(b)
200 166,450
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... 16 12,025
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 300 298,604
1.25%, 11/24/25 ................. 400 351,211
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
21 19,425
5,925,274
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(h)
.. 800 597,800
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 219,056
Banco Santander SA
3.13%, 02/23/23 ................. 200 198,480
2.71%, 06/27/24 ................. 200 190,923
2.75%, 05/28/25 ................. 200 182,870
1.85%, 03/25/26 ................. 400 345,392

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. USD 200 $ 165,455
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 02/04/25
(a)
... 315 299,356
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 77,471
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 250 237,478
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 210,664
(SOFR + 0.65%), 1.53%, 12/06/25
(a)
... 60 54,882
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 650 615,869
(LIBOR USD 3 Month + 0.64%), 2.02%,
02/13/26
(a)
................... 400 366,673
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 523 464,214
4.25%, 10/22/26 ................. 91 86,452
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 150 130,883
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 52 45,058
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
... 200 171,586
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
... 950 826,557
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 136,491
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 270,950
(SOFR + 2.04%), 4.95%, 07/22/28
(a)
... 1,505 1,446,055
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 960 852,383
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
... 150 121,895
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 645 574,141
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 300 252,844
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 295 233,953
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 420 327,908
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
... 425 325,052
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 440 343,970
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 470 420,973
(SOFR + 2.16%), 5.02%, 07/22/33
(a)
... 50 46,383
Series L, 4.75%, 04/21/45 .......... 185 149,109
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 30 17,847
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 2.65%), 6.25%, 09/16/26
(a)(b)
....... 330 322,930
Bank of Montreal, Series H, 4.25%, 09/14/24 585 575,506
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 199,413
Barclays Bank plc
(f)(g)
0.00%, 02/04/25 ................. 110 142,145
Series VUN, 0.00%, 02/18/25 ........ 181 182,147
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(h)
......................... 475 438,781
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 600 564,754
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 192,347
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(h)
.................... 775 653,015
4.38%, 01/12/26 ................. 400 377,078
5.20%, 05/12/26 ................. 470 446,768
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(h)
.................... USD 200 $ 123,260
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(h)
.................... 730 638,896
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 400 347,744
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33
(a)
.............. 200 181,689
BNP Paribas SA
4.25%, 10/15/24 ................. 200 195,275
3.38%, 01/09/25
(b)
................ 400 380,488
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(a)(b)
.................. 200 196,885
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
.................. 200 186,406
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
.. 200 170,455
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(h)
........................ 200 173,061
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(a)(b)(h)
................... 1,150 736,224
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 850 819,710
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
.... 600 562,361
3.40%, 05/01/26 ................. 225 209,843
3.20%, 10/21/26 ................. 100 91,607
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
... 270 230,987
4.45%, 09/29/27 ................. 625 578,546
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 900 828,371
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 125 112,535
4.13%, 07/25/28 ................. 100 90,211
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 125 111,579
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 250 205,417
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 25 22,428
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 345 271,349
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 190 145,856
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
... 65 51,190
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
... 545 456,850
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)
.................... 165 143,801
Cooperatieve Rabobank UA
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... 295 261,439
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 214,012
Credit Agricole SA
(a)(b)(h)
(USD Swap Semi 5 Year + 6.19%), 8.13% 1,225 1,179,124
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 810 558,138
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 485 480,511
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 200 192,335

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(h)
.................... USD 725 $ 649,680
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(b)
.............. 200 173,085
Discover Bank
4.20%, 08/08/23 ................. 250 248,457
(USD Swap Semi 5 Year + 1.73%), 4.68%,
08/09/28
(a)
................... 375 359,591
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)
.............. 200 172,017
HSBC Holdings plc
4.25%, 03/14/24 ................. 225 220,243
(SOFR + 0.53%), 0.73%, 08/17/24
(a)
... 880 838,949
(SOFR + 0.58%), 1.16%, 11/22/24
(a)
.... 200 188,994
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 193,316
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 235 215,907
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
.... 250 232,113
(SOFR + 1.51%), 4.18%, 12/09/25
(a)
... 530 507,018
(SOFR + 1.43%), 3.00%, 03/10/26
(a)
... 200 184,921
(SOFR + 1.54%), 1.65%, 04/18/26
(a)
... 500 444,632
4.38%, 11/23/26 ................. 250 232,707
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(h)
.................... 260 180,308
Huntington Bancshares, Inc., (SOFR + 1.97%),
4.44%, 08/04/28
(a)
............... 210 198,285
Huntington National Bank (The), (SOFRINDX +
1.65%), 4.55%, 05/17/28
(a)
.......... 405 389,814
ING Groep NV
4.10%, 10/02/23 ................. 200 197,502
3.55%, 04/09/24 ................. 200 194,895
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 200 176,597
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(h)
.................... 860 558,871
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 500 491,982
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 700 656,441
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 535 489,951
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 200 172,987
(3 Month CME Term SOFR + 0.70%),
1.04%, 02/04/27
(a)
.............. 590 501,344
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 1,100 949,635
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
... 125 105,701
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 410 375,902
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 1,005 854,750
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
... 225 182,409
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 79,210
(SOFR + 1.18%), 2.55%, 11/08/32
(a)
.... 45 34,147
(SOFR + 2.58%), 5.72%, 09/14/33
(a)
... 485 458,638
6.40%, 05/15/38 ................. 60 61,621
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 355,350
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 535 370,642
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
... 350 239,636
5.63%, 08/16/43 ................. 50 45,740
4.85%, 02/01/44 ................. 65 55,668
Security
Par (000)
Par (000) Value
Banks (continued)
4.95%, 06/01/45 ................. USD 160 $ 133,465
Series W, (LIBOR USD 3 Month + 1.00%),
3.91%, 05/15/47
(a)
.............. 117 92,313
Lloyds Banking Group plc
4.05%, 08/16/23 ................. 510 504,334
4.50%, 11/04/24 ................. 400 389,157
4.45%, 05/08/25 ................. 400 386,289
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(h)
......................... 200 182,500
4.58%, 12/10/25 ................. 340 320,752
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. 200 183,752
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(h)
.................... 200 179,447
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 169,890
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 220 217,818
3.41%, 03/07/24 ................. 70 68,359
1.41%, 07/17/25 ................. 600 537,864
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
5.06%, 09/12/25
(a)
.............. 320 316,636
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%),
1.64%, 10/13/27
(a)
.............. 200 169,498
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
2.34%, 01/19/28
(a)
.............. 200 172,783
3.96%, 03/02/28 ................. 105 96,291
3.20%, 07/18/29 ................. 200 168,764
2.05%, 07/17/30 ................. 200 152,437
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 220 212,825
National Australia Bank Ltd., 3.91%, 06/09/27 250 238,482
NatWest Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 580 566,375
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 700 680,577
4.80%, 04/05/26 ................. 200 191,780
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 184,665
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 200 141,713
Nordea Bank Abp
(b)
3.75%, 08/30/23 ................. 220 217,235
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(h)
.................... 550 507,925
1.50%, 09/30/26 ................. 800 681,831
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(h)
.................... 260 171,641
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 430 423,732
2.20%, 11/01/24 ................. 100 95,002
3.45%, 04/23/29 ................. 70 62,633
2.55%, 01/22/30 ................. 75 61,753
Royal Bank of Canada, 3.38%, 04/14/25 ... 150 144,336

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Santander UK Group Holdings plc
(a)
(LIBOR USD 3 Month + 1.57%), 4.80%,
11/15/24 .................... USD 200 $ 197,204
(SOFR + 1.22%), 2.47%, 01/11/28 ..... 300 249,683
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 481,862
Skandinaviska Enskilda Banken AB, 0.85%,
09/02/25
(b)
.................... 200 176,402
Societe Generale SA
(a)(b)(h)
(USD Swap Rate 5 Year + 5.87%), 8.00% 400 381,372
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ...................... 400 274,120
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(h)
............. 400 259,120
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 450 425,276
2.35%, 01/15/25 ................. 200 187,303
1.40%, 09/17/26 ................. 200 170,612
3.54%, 01/17/28 ................. 100 90,363
3.94%, 07/19/28 ................. 100 91,686
2.75%, 01/15/30 ................. 250 202,474
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 250 215,354
Swedbank AB, 5.34%, 09/20/27
(b)
....... 200 193,778
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 375 345,382
3.77%, 06/06/25 ................. 530 512,101
Truist Financial Corp., (SOFR + 0.61%), 1.27%,
03/02/27
(a)
.................... 400 347,712
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(d)(h)
.............. 400 352,000
US Bancorp
(SOFR + 1.66%), 4.55%, 07/22/28
(a)
... 380 366,189
1.38%, 07/22/30 ................. 5 3,758
Wells Fargo & Co.
(LIBOR USD 3 Month + 0.75%), 2.16%,
02/11/26
(a)
................... 420 386,698
(SOFR + 1.32%), 3.91%, 04/25/26
(a)
... 1,100 1,051,564
(SOFR + 2.00%), 2.19%, 04/30/26
(a)
... 275 251,150
4.30%, 07/22/27 ................. 131 122,477
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 395 357,758
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
... 150 128,640
(SOFR + 1.98%), 4.81%, 07/25/28
(a)
... 300 286,118
4.15%, 01/24/29 ................. 75 68,984
(3 Month CME Term SOFR + 1.43%),
2.88%, 10/30/30
(a)
.............. 75 61,623
5.61%, 01/15/44 ................. 150 134,883
4.40%, 06/14/46 ................. 285 217,256
4.75%, 12/07/46 ................. 100 79,969
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 225 194,214
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 135 99,309
3.13%, 11/18/41 ................. 135 86,344
57,565,788
Beverages — 0.3%
Anheuser-Busch Cos. LLC
3.65%, 02/01/26 ................. 345 331,397
4.70%, 02/01/36 ................. 45 40,556
4.90%, 02/01/46 ................. 407 353,715
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ..................... 115 99,944
Security
Par (000)
Par (000) Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. USD 140 $ 136,382
4.95%, 01/15/42 ................. 25 22,308
4.44%, 10/06/48 ................. 55 44,617
5.55%, 01/23/49 ................. 70 65,835
4.50%, 06/01/50 ................. 205 168,926
4.75%, 04/15/58 ................. 475 389,822
5.80%, 01/23/59 ................. 105 100,246
4.60%, 06/01/60 ................. 225 177,372
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 150 102,750
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 ................. 32 31,472
4.50%, 04/15/52 ................. 110 86,725
2,152,067
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/24 ................. 100 95,163
3.80%, 03/15/25 ................. 75 72,638
3.60%, 05/14/25 ................. 465 446,339
3.20%, 05/14/26 ................. 225 210,324
2.95%, 11/21/26 ................. 1,440 1,319,268
4.50%, 05/14/35 ................. 350 311,376
4.05%, 11/21/39 ................. 215 172,949
4.75%, 03/15/45 ................. 100 85,846
4.45%, 05/14/46 ................. 230 186,920
4.88%, 11/14/48 ................. 150 131,890
4.25%, 11/21/49 ................. 126 101,149
Amgen, Inc.
2.60%, 08/19/26 ................. 175 160,309
2.00%, 01/15/32 ................. 120 91,241
4.40%, 05/01/45 ................. 30 24,493
4.56%, 06/15/48 ................. 35 29,185
3.00%, 01/15/52 ................. 150 93,768
4.20%, 02/22/52 ................. 85 66,631
4.40%, 02/22/62 ................. 143 111,721
Gilead Sciences, Inc.
3.50%, 02/01/25 ................. 235 226,666
3.65%, 03/01/26 ................. 215 204,363
4.80%, 04/01/44 ................. 25 21,739
4.50%, 02/01/45 ................. 82 67,841
4.75%, 03/01/46 ................. 229 199,302
4,431,121
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 144 132,428
6.38%, 06/15/30 ................. 203 196,677
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 82 67,584
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 265 197,198
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,344
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 30 28,200
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 23 20,344
3.50%, 02/15/30 ................. 81 61,925
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 31 25,622
9.75%, 07/15/28 ................. 36 30,367
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
374 303,965
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 55 48,670
4.38%, 07/15/30 ................. 94 71,910
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 51,040
1,245,274

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets — 3.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... USD 94 $ 88,360
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 32,640
Bank of New York Mellon Corp. (The)
(a)
(SOFR + 1.35%), 4.41%, 07/24/26 ..... 250 244,255
(SOFR + 1.15%), 3.99%, 06/13/28 ..... 350 328,386
Blackstone Private Credit Fund
2.70%, 01/15/25 ................. 195 176,757
4.70%, 03/24/25 ................. 95 89,910
2.63%, 12/15/26 ................. 275 225,751
3.25%, 03/15/27 ................. 225 186,266
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 250 243,430
1.15%, 05/13/26 ................. 400 349,914
2.45%, 03/03/27 ................. 160 143,584
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 74 58,070
Credit Suisse AG, 2.95%, 04/09/25 ...... 250 229,928
Credit Suisse Group AG
3.80%, 06/09/23 ................. 600 590,422
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
.. 250 227,442
Deutsche Bank AG
(a)
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 740 704,797
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 555 510,607
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(h)
............... 800 600,000
(SOFR + 3.19%), 6.12%, 07/14/26 ..... 150 145,677
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 150 127,362
(SOFR + 1.32%), 2.55%, 01/07/28 ..... 600 487,104
Goldman Sachs Group, Inc. (The)
3.20%, 02/23/23 ................. 445 442,771
3.50%, 04/01/25 ................. 470 448,945
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 345 328,626
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 100 89,220
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(h)
.................... 400 307,000
3.50%, 11/16/26 ................. 385 355,805
(SOFR + 0.79%), 1.09%, 12/09/26
(a)
... 450 388,316
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 760 653,380
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 135 115,447
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 400 347,056
(SOFR + 1.73%), 4.48%, 08/23/28
(a)
... 695 652,255
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 66,495
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 125 113,610
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 575 425,104
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 195 151,150
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 100 75,399
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
... 275 210,778
6.13%, 02/15/33 ................. 90 90,660
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 1,294 1,027,765
6.75%, 10/01/37 ................. 175 174,420
5.15%, 05/22/45 ................. 65 54,238
Intercontinental Exchange, Inc.
4.00%, 09/15/27 ................. 234 222,121
4.60%, 03/15/33 ................. 175 162,997
4.25%, 09/21/48 ................. 5 4,079
5.20%, 06/15/62 ................. 70 62,646
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c)(i)(j)
.................. 203 —
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... USD 1,105 $ 1,086,991
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... 335 325,340
(SOFR + 0.53%), 0.79%, 05/30/25
(a)
... 605 556,843
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 454 430,667
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 575 527,434
(SOFR + 0.72%), 0.99%, 12/10/26
(a)
... 470 405,275
3.95%, 04/23/27 ................. 385 357,774
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 1,110 959,135
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 1,000 851,686
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
... 250 218,500
(SOFR + 1.61%), 4.21%, 04/20/28
(a)
... 1,200 1,122,860
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 67,469
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 100 91,926
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 165 142,598
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 160 116,807
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 250 197,641
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 55 38,331
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 40 24,148
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 12 10,364
3.63%, 09/01/30 ................. 58 47,722
3.88%, 02/15/31 ................. 16 13,472
3.63%, 11/01/31 ................. 49 39,314
3.25%, 08/15/33 ................. 104 80,312
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 200 170,941
2.61%, 07/14/31 ................. 200 148,297
Northern Trust Corp., 3.15%, 05/03/29 .... 50 44,654
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 75 70,560
7.75%, 09/16/27
(b)
................ 70 68,937
S&P Global, Inc.
2.45%, 03/01/27
(b)
................ 200 179,271
2.90%, 03/01/32
(b)
................ 105 87,600
3.25%, 12/01/49 ................. 35 24,560
State Street Corp.
(a)
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 54,399
(LIBOR USD 3 Month + 1.00%), 4.29%,
06/15/47 .................... 1,788 1,367,541
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(h)
......................... 800 756,960
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 255 246,024
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(h)
......................... 200 190,036
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(h)
.................... 520 404,950
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%),
4.70%, 08/05/27
(b)
.............. 200 189,601
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(h)
.................... 200 131,400
24,609,285
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 45,437
Ashland LLC, 3.38%, 09/01/31
(b)
........ 112 86,566

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Avient Corp., 7.13%, 08/01/30
(b)
........ USD 65 $ 59,990
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 300 235,185
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 30,263
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 339 235,883
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 110 99,732
5.42%, 11/15/48 ................. 61 54,889
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 52,421
Ecolab, Inc., 2.70%, 12/15/51 ......... 190 120,978
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 640 515,328
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 229 184,859
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 217 199,640
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 46,633
HB Fuller Co., 4.25%, 10/15/28 ........ 124 104,334
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 160,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 140 116,200
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 21,496
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 ................. 140 122,686
1.83%, 10/15/27 ................. 675 552,907
2.30%, 11/01/30 ................. 35 26,873
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
97 76,630
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 43 32,250
LYB International Finance III LLC
1.25%, 10/01/25 ................. 241 211,761
4.20%, 10/15/49 ................. 75 53,818
3.63%, 04/01/51 ................. 100 65,211
LyondellBasell Industries NV, 4.63%, 02/26/55 25 18,755
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 40,035
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 67 62,955
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 39,272
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 85 59,840
4.38%, 02/01/32 ................. 10 7,112
Sherwin-Williams Co. (The)
4.25%, 08/08/25 ................. 35 34,162
2.30%, 05/15/30 ................. 45 35,943
4.50%, 06/01/47 ................. 100 81,064
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 66 56,736
5.63%, 08/15/29 ................. 588 441,000
4,388,844
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
4.13%, 06/15/23 ................. 14 13,871
4.88%, 07/15/32
(b)
................ 89 71,775
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 502 447,408
9.75%, 07/15/27 ................. 246 202,207
4.63%, 06/01/28 ................. 407 310,456
6.00%, 06/01/29 ................. 400 258,150
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 50 39,625
4.75%, 10/15/29 ................. 38 31,489
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 172 160,677
5.75%, 07/15/29 ................. 101 79,848
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 98 93,596
6.38%, 05/01/25 ................. 134 131,320
5.00%, 02/01/28 ................. 85 75,710
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 13,251
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. USD 66 $ 60,162
5.13%, 07/15/29 ................. 234 215,439
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 47 37,988
5.00%, 09/01/30 ................. 56 43,890
Garda World Security Corp., 4.63%, 02/15/27
(b)
39 33,442
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 18 16,881
3.75%, 08/01/25 ................. 28 25,620
5.13%, 12/15/26 ................. 75 69,843
4.00%, 08/01/28 ................. 130 108,353
3.50%, 09/01/28 ................. 109 91,921
4.75%, 06/15/29 ................. 98 82,565
4.38%, 08/15/29 ................. 185 154,249
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 141 128,662
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 23,121
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 278 193,644
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 49 48,634
5.88%, 10/01/30 ................. 203 202,160
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 24 23,160
5.75%, 04/15/26 ................. 22 20,701
6.25%, 01/15/28 ................. 248 211,636
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 39,743
Republic Services, Inc., 0.88%, 11/15/25 ... 40 35,160
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 25 24,524
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 13 10,766
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 321 282,008
4,113,655
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 290 144,275
Ciena Corp., 4.00%, 01/31/30
(b)
........ 155 129,425
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 195 173,248
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 42 38,670
8.25%, 03/01/27 ................. 73 60,316
7.13%, 07/01/28 ................. 80 61,753
4.75%, 09/01/29 ................. 171 139,478
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 250 236,029
4.60%, 05/23/29 ................. 285 262,444
2.30%, 11/15/30 ................. 120 90,168
2.75%, 05/24/31 ................. 275 209,878
5.50%, 09/01/44 ................. 10 8,500
Nokia OYJ, 6.63%, 05/15/39 .......... 32 29,667
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 143 111,012
5.63%, 04/15/27 ................. 30 24,959
6.50%, 07/15/28 ................. 135 89,775
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 213 170,417
1,980,014
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 130 110,500
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 29,494
MasTec, Inc., 4.50%, 08/15/28 ......... 50 43,643
183,637
Consumer Finance — 1.9%
AerCap Ireland Capital DAC
3.30%, 01/23/23 ................. 445 442,508

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.13%, 07/03/23 ................. USD 150 $ 148,826
4.88%, 01/16/24 ................. 175 172,160
3.50%, 01/15/25 ................. 1,410 1,325,036
4.45%, 10/01/25 ................. 270 254,848
3.30%, 01/30/32 ................. 150 112,810
Ally Financial, Inc.
5.75%, 11/20/25 ................. 234 226,956
2.20%, 11/02/28 ................. 160 123,611
American Express Co.
3.95%, 08/01/25 ................. 900 871,702
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(h)
.................... 1,275 982,612
2.55%, 03/04/27 ................. 345 307,295
American Honda Finance Corp.
2.15%, 09/10/24 ................. 50 47,566
1.50%, 01/13/25 ................. 250 232,074
1.20%, 07/08/25 ................. 100 90,479
1.00%, 09/10/25 ................. 725 649,243
1.30%, 09/09/26 ................. 125 108,862
Capital One Financial Corp.
3.90%, 01/29/24 ................. 230 226,647
3.75%, 04/24/24 ................. 430 420,876
3.30%, 10/30/24 ................. 400 385,341
(SOFR + 0.69%), 1.34%, 12/06/24
(a)
... 430 408,425
4.25%, 04/30/25 ................. 185 179,779
(SOFR + 1.37%), 4.17%, 05/09/25
(a)
... 215 209,128
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
... 655 608,594
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(h)
.................... 1,000 785,000
3.80%, 01/31/28 ................. 305 275,613
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 25 18,709
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. 300 299,577
3.81%, 01/09/24 ................. 200 193,500
5.58%, 03/18/24 ................. 400 392,120
4.13%, 08/04/25 ................. 200 181,510
3.38%, 11/13/25 ................. 255 225,294
2.70%, 08/10/26 ................. 200 165,878
2.90%, 02/16/28 ................. 200 157,194
5.11%, 05/03/29 ................. 200 173,540
4.00%, 11/13/30 ................. 200 156,000
3.63%, 06/17/31 ................. 200 148,590
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 175 174,025
4.15%, 06/19/23 ................. 240 238,843
4.00%, 01/15/25 ................. 50 48,034
4.35%, 04/09/25 ................. 535 516,594
4.30%, 07/13/25 ................. 35 33,490
1.25%, 01/08/26 ................. 490 421,138
4.35%, 01/17/27 ................. 630 584,063
2.35%, 02/26/27 ................. 150 127,276
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 87 65,031
John Deere Capital Corp., 4.05%, 09/08/25 . 380 373,845
Navient Corp.
6.13%, 03/25/24 ................. 20 19,475
5.88%, 10/25/24 ................. 23 21,794
5.50%, 03/15/29 ................. 103 78,295
OneMain Finance Corp.
6.88%, 03/15/25 ................. 46 43,233
7.13%, 03/15/26 ................. 35 31,549
3.50%, 01/15/27 ................. 110 85,687
6.63%, 01/15/28 ................. 108 92,664
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.38%, 11/15/29 ................. USD 10 $ 7,750
4.00%, 09/15/30 ................. 58 40,699
SLM Corp., 3.13%, 11/02/26 .......... 65 53,805
Synchrony Financial
4.25%, 08/15/24 ................. 200 195,010
4.88%, 06/13/25 ................. 3 2,894
4.50%, 07/23/25 ................. 72 68,670
3.95%, 12/01/27 ................. 90 78,068
Toyota Motor Credit Corp.
0.80%, 10/16/25 ................. 165 146,282
1.15%, 08/13/27 ................. 340 284,475
2.15%, 02/13/30 ................. 190 156,017
1.90%, 09/12/31 ................. 75 58,020
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
67 54,773
15,809,402
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 200 136,940
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 188,341
4.00%, 09/01/29 ................. 710 519,970
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
.................... 200 125,146
Ball Corp.
2.88%, 08/15/30 ................. 12 9,209
3.13%, 09/15/31 ................. 206 155,273
Berry Global, Inc., 1.57%, 01/15/26 ...... 605 527,454
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 191 173,798
8.75%, 04/15/30 ................. 228 188,563
Crown Americas LLC, 4.25%, 09/30/26 ... 34 30,800
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 154 154,000
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 8,039
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 13,733
3.50%, 03/15/28 ................. 143 121,596
LABL, Inc., 5.88%, 11/01/28
(b)
......... 98 79,370
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 165,300
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 163 141,052
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 7,096
Sonoco Products Co., 2.25%, 02/01/27 ... 135 119,562
Trivium Packaging Finance BV
(b)(l)
5.50%, 08/15/26 ................. 200 178,874
8.50%, 08/15/27 ................. 400 353,125
WestRock MWV LLC, 8.20%, 01/15/30 .... 125 140,351
WRKCo, Inc.
3.75%, 03/15/25 ................. 155 149,336
4.90%, 03/15/29 ................. 125 119,501
3.00%, 06/15/33 ................. 325 251,460
4,057,889
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 17 13,316
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 41 35,552
Resideo Funding, Inc., 4.00%, 09/01/29 ... 23 18,538
67,406
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 24,242
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 81 63,180
Service Corp. International, 4.00%, 05/15/31 232 186,572
Sotheby's, 7.38%, 10/15/27
(b)
.......... 600 551,094

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ USD 21 $ 17,456
842,544
Diversified Financial Services — 0.5%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 147,500
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 500 438,071
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 83 68,511
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,435 1,253,479
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 44 42,126
7.38%, 09/01/25 ................. 79 70,755
Shell International Finance BV
2.38%, 11/07/29 ................. 10 8,381
2.75%, 04/06/30 ................. 10 8,538
3.63%, 08/21/42 ................. 25 19,255
3.00%, 11/26/51 ................. 15 9,944
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 246 224,321
Siemens Financieringsmaatschappij NV
(b)
1.20%, 03/11/26 ................. 760 662,899
2.88%, 03/11/41 ................. 250 176,405
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 712 687,080
3,817,265
Diversified Telecommunication Services — 1.6%
Altice France Holding SA, 10.50%, 05/15/27
(b)
658 515,382
Altice France SA
(b)
5.50%, 01/15/28 ................. 320 253,405
5.13%, 07/15/29 ................. 380 283,902
AT&T, Inc.
1.70%, 03/25/26 ................. 145 128,947
3.80%, 02/15/27 ................. 200 187,488
4.35%, 03/01/29 ................. 140 130,887
2.55%, 12/01/33 ................. 23 17,028
4.50%, 05/15/35 ................. 655 567,278
4.85%, 03/01/39 ................. 100 86,567
3.50%, 06/01/41 ................. 200 144,057
4.65%, 06/01/44 ................. 17 13,852
3.65%, 06/01/51 ................. 155 104,711
3.55%, 09/15/55 ................. 270 177,346
3.80%, 12/01/57 ................. 71 47,964
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 188 169,670
5.00%, 02/01/28
(b)
................ 34 29,317
6.38%, 09/01/29
(b)
................ 292 268,085
4.75%, 03/01/30
(b)
................ 253 205,246
4.50%, 08/15/30
(b)
................ 50 39,542
4.25%, 02/01/31
(b)
................ 306 234,714
4.75%, 02/01/32
(b)
................ 256 199,368
4.50%, 05/01/32 ................. 451 343,964
4.25%, 01/15/34
(b)
................ 411 294,186
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 154 115,115
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 174 155,944
5.00%, 05/01/28 ................. 249 213,692
6.75%, 05/01/29 ................. 146 120,450
6.00%, 01/15/30 ................. 123 96,632
8.75%, 05/15/30 ................. 85 85,054
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 403 345,258
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 36 30,150
4.63%, 09/15/27 ................. 35 28,965
4.25%, 07/01/28 ................. 102 79,561
3.63%, 01/15/29 ................. 27 19,991
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.75%, 07/15/29 ................. USD 14 $ 10,255
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... 27 27,527
5.13%, 12/15/26
(b)
................ 101 86,901
4.00%, 02/15/27
(b)
................ 255 214,144
Series G, 6.88%, 01/15/28 .......... 51 43,605
4.50%, 01/15/29
(b)
................ 307 215,667
5.38%, 06/15/29
(b)
................ 181 134,513
Series U, 7.65%, 03/15/42 .......... 26 17,596
Sprint Capital Corp.
6.88%, 11/15/28 ................. 328 337,020
8.75%, 03/15/32 ................. 561 650,059
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 100 99,375
4.13%, 06/15/29 ................. 395 391,222
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 84 65,304
6.00%, 09/30/34 ................. 143 106,567
7.20%, 07/18/36 ................. 29 22,727
7.72%, 06/04/38 ................. 21 16,754
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 138,782
5.52%, 03/01/49 ................. 150 119,085
Verizon Communications, Inc.
1.45%, 03/20/26 ................. 480 423,816
3.00%, 03/22/27 ................. 600 545,588
1.50%, 09/18/30 ................. 100 75,174
2.55%, 03/21/31 ................. 100 79,843
4.27%, 01/15/36 ................. 1,265 1,079,354
2.65%, 11/20/40 ................. 250 162,939
3.40%, 03/22/41 ................. 525 383,329
2.85%, 09/03/41 ................. 130 86,679
2.99%, 10/30/56 ................. 100 59,442
3.70%, 03/22/61 ................. 242 164,289
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 866 694,922
6.13%, 03/01/28 ................. 865 606,864
12,793,060
Electric Utilities — 1.9%
Alabama Power Co.
3.94%, 09/01/32 ................. 250 225,733
3.75%, 03/01/45 ................. 25 18,801
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 241,886
Baltimore Gas & Electric Co.
3.35%, 07/01/23 ................. 150 148,813
4.25%, 09/15/48 ................. 50 41,546
3.20%, 09/15/49 ................. 50 34,496
2.90%, 06/15/50 ................. 95 61,679
CenterPoint Energy Houston Electric LLC,
Series AG, 3.00%, 03/01/32 ......... 100 84,629
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 190 157,333
6.10%, 06/01/37 ................. 24 23,702
3.75%, 06/01/45 ................. 100 75,888
3.70%, 12/01/47 ................. 60 44,796
3.95%, 03/15/48 ................. 50 39,335
3.20%, 08/15/49 ................. 100 68,784
3.45%, 04/15/51 ................. 25 17,852
Duke Energy Corp.
3.95%, 10/15/23 ................. 240 237,253
2.65%, 09/01/26 ................. 560 508,046
2.55%, 06/15/31 ................. 100 78,458
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 335 245,576

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Florida LLC
2.50%, 12/01/29 ................. USD 395 $ 333,853
1.75%, 06/15/30 ................. 140 109,129
2.40%, 12/15/31 ................. 75 59,612
6.40%, 06/15/38 ................. 115 123,254
5.65%, 04/01/40 ................. 50 49,183
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 283,796
4.10%, 05/15/42 ................. 150 120,848
4.10%, 03/15/43 ................. 25 20,506
2.50%, 08/15/50 ................. 30 17,754
Edison International
4.70%, 08/15/25 ................. 170 164,699
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(h)
.................... 65 51,350
Emera US Finance LP, 0.83%, 06/15/24 ... 265 245,515
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 695 587,152
Eversource Energy, Series H, 3.15%, 01/15/25 250 239,151
Exelon Corp.
2.75%, 03/15/27
(b)
................ 40 35,838
4.05%, 04/15/30 ................. 50 45,318
4.70%, 04/15/50 ................. 70 58,540
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(l)
......... 185 171,658
2.65%, 03/01/30 ................. 239 192,992
Series B, 2.25%, 09/01/30 .......... 7 5,385
Series C, 5.35%, 07/15/47
(l)
......... 18 15,192
Series C, 3.40%, 03/01/50 .......... 326 213,530
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 205 197,654
5.45%, 07/15/44 ................. 256 231,514
Florida Power & Light Co.
5.96%, 04/01/39 ................. 50 52,347
4.13%, 02/01/42 ................. 120 100,341
3.70%, 12/01/47 ................. 25 19,457
3.15%, 10/01/49 ................. 60 42,264
2.88%, 12/04/51 ................. 97 63,934
Georgia Power Co., 4.70%, 05/15/32 ..... 480 449,533
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 100 96,547
3.50%, 09/30/49 ................. 25 17,823
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 207,458
4.25%, 07/15/49 ................. 260 216,352
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 265 245,435
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 660 651,723
1.88%, 01/15/27 ................. 140 121,491
1.90%, 06/15/28 ................. 250 206,945
2.25%, 06/01/30 ................. 100 79,779
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 725 569,050
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 62 59,373
4.25%, 09/15/24 ................. 4 3,820
Northern States Power Co.
2.90%, 03/01/50 ................. 62 41,427
2.60%, 06/01/51 ................. 60 37,309
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 145 118,704
5.75%, 01/15/28 ................. 27 24,918
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25%, 06/15/29
(b)
................ USD 15 $ 13,125
3.63%, 02/15/31
(b)
................ 62 48,360
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 200 165,206
4.00%, 06/01/49 ................. 120 92,158
Series R, 2.90%, 10/01/51 .......... 120 74,999
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 ................. 240 232,439
2.75%, 05/15/30 ................. 132 113,205
4.10%, 11/15/48 ................. 146 120,362
3.10%, 09/15/49 ................. 100 69,153
2.70%, 11/15/51 ................. 150 95,750
Pacific Gas & Electric Co.
3.40%, 08/15/24 ................. 190 180,828
3.45%, 07/01/25 ................. 274 254,857
3.30%, 12/01/27 ................. 140 117,942
4.50%, 07/01/40 ................. 50 36,376
4.45%, 04/15/42 ................. 85 59,900
4.00%, 12/01/46 ................. 46 29,301
4.95%, 07/01/50 ................. 372 272,277
5.25%, 03/01/52 ................. 130 98,199
PacifiCorp, 2.90%, 06/15/52 .......... 175 111,979
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 177 153,450
PECO Energy Co., 2.85%, 09/15/51 ..... 90 57,933
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,002
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 101,278
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 46,651
Series 34, 3.20%, 03/01/50 ......... 125 87,638
2.70%, 01/15/51 ................. 25 15,796
Public Service Electric & Gas Co., 2.05%,
08/01/50 ..................... 78 42,305
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 230 222,419
1.10%, 04/01/24 ................. 260 244,969
Series E, 3.70%, 08/01/25 .......... 25 24,039
Series D, 4.70%, 06/01/27 .......... 115 111,617
4.00%, 04/01/47 ................. 46 33,514
Series C, 4.13%, 03/01/48 .......... 9 6,688
Series B, 4.88%, 03/01/49 .......... 65 54,325
3.65%, 02/01/50 ................. 75 51,325
Series 20A, 2.95%, 02/01/51 ........ 75 45,647
Series H, 3.65%, 06/01/51 .......... 135 93,975
3.45%, 02/01/52 ................. 100 67,248
Series E, 5.45%, 06/01/52 .......... 155 138,242
Southern Co. (The), 4.48%, 08/01/24
(l)
.... 710 701,071
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 84,261
3.45%, 03/15/51 ................. 35 24,568
Virginia Electric & Power Co.
8.88%, 11/15/38 ................. 205 261,411
4.45%, 02/15/44 ................. 100 84,183
2.45%, 12/15/50 ................. 125 73,152
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 520 503,438
5.50%, 09/01/26 ................. 15 13,912
5.00%, 07/31/27 ................. 7 6,323
4.38%, 05/01/29 ................. 135 112,284
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 236,148
15,260,287

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . USD 4 $ 3,816
Vertiv Group Corp., 4.13%, 11/15/28 ..... 477 383,985
387,801
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 65,500
Coherent Corp., 5.00%, 12/15/29
(b)
...... 306 253,123
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 407 340,052
3.75%, 02/15/31 ................. 18 14,179
672,854
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 59 52,839
6.25%, 04/01/28 ................. 528 464,110
Halliburton Co.
3.80%, 11/15/25 ................. 2 1,926
2.92%, 03/01/30 ................. 165 137,329
5.00%, 11/15/45 ................. 85 70,582
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 48 41,766
7.50%, 01/15/28 ................. 81 66,120
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 48 43,454
7.38%, 05/15/27
(b)
................ 184 169,823
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 36,301
Tervita Corp., 11.00%, 12/01/25
(b)
....... 35 37,713
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 17,574
USA Compression Partners LP
6.88%, 04/01/26 ................. 350 322,000
6.88%, 09/01/27 ................. 73 66,344
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 59 53,100
8.63%, 04/30/30 ................. 221 192,456
1,773,437
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 13 10,042
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 341 254,045
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 8,706
6.50%, 05/15/27 ................. 405 389,711
4.75%, 10/15/27 ................. 69 59,905
3.75%, 01/15/28 ................. 69 58,478
Netflix, Inc., 4.88%, 04/15/28 .......... 350 327,570
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 183 146,352
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 44,987
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 82,760
3.50%, 05/13/40 ................. 126 97,303
Warnermedia Holdings, Inc.
(b)
3.53%, 03/15/24 ................. 450 434,602
4.28%, 03/15/32 ................. 100 82,268
5.14%, 03/15/52 ................. 200 145,364
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 4 3,277
2,145,370
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 190,139
2.75%, 12/15/29 ................. 25 20,696
4.90%, 12/15/30 ................. 185 174,996
2.00%, 05/18/32 ................. 275 202,086
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
1.88%, 02/01/33 ................. USD 160 $ 112,453
American Tower Corp.
4.00%, 06/01/25 ................. 175 168,550
1.45%, 09/15/26 ................. 140 119,349
3.38%, 10/15/26 ................. 185 169,041
3.65%, 03/15/27 ................. 825 754,614
3.95%, 03/15/29 ................. 255 227,444
2.10%, 06/15/30 ................. 270 206,816
1.88%, 10/15/30 ................. 105 77,703
2.70%, 04/15/31 ................. 170 133,401
2.30%, 09/15/31 ................. 150 112,265
Boston Properties LP
4.50%, 12/01/28 ................. 155 142,632
3.40%, 06/21/29 ................. 30 25,419
3.25%, 01/30/31 ................. 45 36,615
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 67 54,935
Camden Property Trust, 2.80%, 05/15/30 .. 70 58,759
Crown Castle, Inc.
1.05%, 07/15/26 ................. 800 675,759
2.90%, 03/15/27 ................. 210 186,402
4.30%, 02/15/29 ................. 45 41,277
3.10%, 11/15/29 ................. 60 50,424
2.25%, 01/15/31 ................. 250 190,899
2.50%, 07/15/31 ................. 240 184,941
2.90%, 04/01/41 ................. 200 129,850
4.15%, 07/01/50 ................. 60 44,524
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 30 24,675
Duke Realty LP, 2.88%, 11/15/29 ....... 50 42,578
Equinix, Inc.
2.90%, 11/18/26 ................. 765 686,271
1.55%, 03/15/28 ................. 150 120,679
3.90%, 04/15/32 ................. 250 212,367
3.00%, 07/15/50 ................. 25 15,318
2.95%, 09/15/51 ................. 135 80,861
3.40%, 02/15/52 ................. 75 49,391
ERP Operating LP
2.85%, 11/01/26 ................. 90 82,091
4.15%, 12/01/28 ................. 50 45,955
2.50%, 02/15/30 ................. 50 41,143
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 117 91,262
GLP Capital LP, 4.00%, 01/15/30 ....... 525 438,448
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 144 115,560
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 55 45,972
2.88%, 01/15/31 ................. 50 40,798
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 83 64,250
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 32 26,479
5.63%, 07/15/32 ................. 95 76,000
Kimco Realty Corp., 4.60%, 02/01/33 ..... 225 203,155
Mid-America Apartments LP, 1.70%, 02/15/31 45 33,989
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 236 189,879
3.50%, 03/15/31 ................. 412 286,855
Prologis LP
3.88%, 09/15/28 ................. 50 46,508
2.25%, 04/15/30 ................. 100 81,682
Realty Income Corp.
3.00%, 01/15/27 ................. 125 113,668
3.95%, 08/15/27 ................. 155 145,560
2.20%, 06/15/28 ................. 110 92,662
2.85%, 12/15/32 ................. 20 16,009
Regency Centers LP, 4.13%, 03/15/28 .... 70 64,282

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
RHP Hotel Properties LP
4.75%, 10/15/27 ................. USD 321 $ 279,270
4.50%, 02/15/29
(b)
................ 143 118,650
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 51 43,557
4.00%, 09/15/29 ................. 37 28,985
SBA Communications Corp.
3.88%, 02/15/27 ................. 238 211,084
3.13%, 02/01/29 ................. 51 41,018
Simon Property Group LP, 3.80%, 07/15/50 . 225 157,700
UDR, Inc., 2.10%, 08/01/32 ........... 70 50,545
Uniti Group LP
(b)
4.75%, 04/15/28 ................. 35 27,649
6.50%, 02/15/29 ................. 109 73,053
Ventas Realty LP
3.00%, 01/15/30 ................. 55 45,666
4.75%, 11/15/30 ................. 100 92,098
VICI Properties LP
3.50%, 02/15/25
(b)
................ 457 422,433
4.38%, 05/15/25 ................. 30 28,564
4.63%, 06/15/25
(b)
................ 30 28,231
4.50%, 09/01/26
(b)
................ 3 2,740
4.25%, 12/01/26
(b)
................ 7 6,318
4.50%, 01/15/28
(b)
................ 38 33,713
3.88%, 02/15/29
(b)
................ 20 16,778
4.63%, 12/01/29
(b)
................ 78 67,668
4.13%, 08/15/30
(b)
................ 106 88,533
5.13%, 05/15/32 ................. 215 190,576
10,121,165
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
0.80%, 02/10/24 ................. 275 259,961
0.95%, 02/10/26 ................. 550 474,339
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 109 95,739
4.63%, 01/15/27 ................. 130 116,197
5.88%, 02/15/28 ................. 115 106,087
4.88%, 02/15/30 ................. 27 22,842
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 257 213,978
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
16 14,634
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 75 73,672
4.75%, 02/15/29 ................. 83 71,048
4.63%, 06/01/30 ................. 108 89,371
Walmart, Inc., 2.65%, 09/22/51 ........ 170 114,057
1,651,925
Food Products — 0.4%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 347 317,442
4.63%, 11/15/28 ................. 240 204,130
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 214 203,662
General Mills, Inc.
4.00%, 04/17/25 ................. 95 92,731
2.25%, 10/14/31 ................. 10 7,823
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 116 92,863
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 59,933
3.88%, 05/15/27 ................. 78 72,897
6.50%, 02/09/40 ................. 35 35,171
4.38%, 06/01/46 ................. 341 265,093
4.88%, 10/01/49 ................. 428 352,751
5.50%, 06/01/50 ................. 328 295,062
Security
Par (000)
Par (000) Value
Food Products (continued)
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. USD 65 $ 58,963
4.13%, 01/31/30 ................. 145 122,705
4.38%, 01/31/32 ................. 139 114,849
McCormick & Co., Inc., 0.90%, 02/15/26 ... 145 125,737
Nestle Holdings, Inc., 4.00%, 09/12/25
(b)
... 210 206,772
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 66 49,755
Post Holdings, Inc.
(b)
5.63%, 01/15/28 ................. 37 33,771
5.50%, 12/15/29 ................. 9 7,780
4.50%, 09/15/31 ................. 25 20,125
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 98 80,115
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 39,587
2,859,717
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 ................. 40 34,094
2.85%, 02/15/52 ................. 125 79,012
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 55 42,315
ONE Gas, Inc., 1.10%, 03/11/24 ........ 244 233,584
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... 50 33,151
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 34 27,907
450,063
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 68 65,950
4.75%, 11/30/36 ................. 105 102,414
4.90%, 11/30/46 ................. 70 67,031
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 274 243,845
3.88%, 11/01/29 ................. 37 30,051
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 52 50,217
3.70%, 06/06/27 ................. 684 636,526
4.67%, 06/06/47 ................. 125 107,318
3.79%, 05/20/50 ................. 81 60,583
Embecta Corp., 6.75%, 02/15/30
(b)
...... 67 61,855
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 84 86,783
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 13 10,631
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 118 94,600
5.25%, 10/01/29 ................. 515 388,825
Teleflex, Inc., 4.63%, 11/15/27 ......... 28 25,226
2,031,855
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 13 11,863
5.00%, 04/15/29 ................. 16 14,170
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 17,914
5.13%, 03/01/30 ................. 10 8,245
Aetna, Inc.
4.13%, 11/15/42 ................. 50 38,415
3.88%, 08/15/47 ................. 136 100,078
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
122 94,550
Banner Health, Series 2020, 3.18%, 01/01/50 25 17,491
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 47 44,397
Centene Corp.
2.45%, 07/15/28 ................. 307 249,965
4.63%, 12/15/29 ................. 23 20,668
3.00%, 10/15/30 ................. 570 451,406

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.50%, 03/01/31 ................. USD 326 $ 245,733
2.63%, 08/01/31 ................. 152 114,558
Cigna Corp., 1.25%, 03/15/26 ......... 400 350,339
CommonSpirit Health
3.35%, 10/01/29 ................. 200 169,312
2.78%, 10/01/30 ................. 40 31,923
3.91%, 10/01/50 ................. 205 145,804
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 8 6,926
5.63%, 03/15/27 ................. 86 66,194
6.00%, 01/15/29 ................. 312 229,316
5.25%, 05/15/30 ................. 10 6,963
CVS Health Corp.
3.63%, 04/01/27 ................. 50 46,764
1.30%, 08/21/27 ................. 75 62,485
4.30%, 03/25/28 ................. 153 144,303
3.75%, 04/01/30 ................. 250 222,311
1.88%, 02/28/31 ................. 460 350,394
4.78%, 03/25/38 ................. 60 52,602
5.13%, 07/20/45 ................. 175 153,241
5.05%, 03/25/48 ................. 440 387,491
Elevance Health, Inc.
2.38%, 01/15/25 ................. 815 769,148
4.10%, 03/01/28 ................. 120 113,496
2.25%, 05/15/30 ................. 15 12,100
2.75%, 10/15/42
(f)
................ 12 77,577
4.65%, 01/15/43 ................. 155 133,703
3.70%, 09/15/49 ................. 1 732
3.13%, 05/15/50 ................. 126 83,342
Encompass Health Corp.
4.50%, 02/01/28 ................. 7 5,995
4.75%, 02/01/30 ................. 251 206,492
4.63%, 04/01/31 ................. 75 59,269
HCA, Inc.
5.38%, 09/01/26 ................. 185 179,228
3.13%, 03/15/27
(b)
................ 165 146,073
3.50%, 09/01/30 ................. 100 82,572
5.50%, 06/15/47 ................. 189 159,666
5.25%, 06/15/49 ................. 315 256,141
3.50%, 07/15/51 ................. 310 191,943
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 341 288,056
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 40 37,849
4.38%, 02/15/27 ................. 36 29,748
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 140 97,609
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 20 18,458
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 46 41,515
3.88%, 11/15/30 ................. 160 134,283
3.88%, 05/15/32 ................. 91 74,541
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 15,208
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 183 154,635
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 8 7,040
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 166 148,163
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 28 25,054
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 266 245,824
10.00%, 04/15/27 ................ 171 166,296
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 179,701
Series 20A, 3.36%, 08/15/50 ........ 68 47,170
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 19 18,389
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.88%, 01/01/26 ................. USD 134 $ 124,522
5.13%, 11/01/27 ................. 199 178,560
4.63%, 06/15/28 ................. 12 10,488
6.13%, 10/01/28 ................. 79 69,211
4.25%, 06/01/29 ................. 17 14,080
6.13%, 06/15/30 ................. 145 132,820
UnitedHealth Group, Inc.
3.10%, 03/15/26 ................. 10 9,459
2.30%, 05/15/31 ................. 120 96,539
3.50%, 08/15/39 ................. 105 82,494
2.75%, 05/15/40 ................. 105 73,520
3.05%, 05/15/41 ................. 125 90,778
4.38%, 03/15/42 ................. 200 171,198
4.75%, 07/15/45 ................. 105 92,988
4.25%, 06/15/48 ................. 20 16,566
3.70%, 08/15/49 ................. 50 37,834
2.90%, 05/15/50 ................. 45 29,556
3.25%, 05/15/51 ................. 45 31,226
3.88%, 08/15/59 ................. 26 19,353
9,344,029
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 186,500
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 65 64,399
3.88%, 01/15/28 ................. 141 122,700
4.38%, 01/15/28 ................. 71 61,521
4.00%, 10/15/30 ................. 33 25,990
Airbnb, Inc., 0.00%, 03/15/26
(f)(g)
........ 110 91,080
Booking Holdings, Inc.
2.75%, 03/15/23 ................. 445 441,971
0.75%, 05/01/25
(f)
................ 90 108,117
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 63 55,756
4.75%, 06/15/31
(b)
................ 228 184,611
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 132 110,581
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 577 556,084
8.13%, 07/01/27 ................. 372 355,291
4.63%, 10/15/29 ................. 205 156,637
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 210 202,629
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 298 294,844
7.63%, 03/01/26 ................. 38 28,880
5.75%, 03/01/27 ................. 455 318,750
9.88%, 08/01/27 ................. 146 143,080
4.00%, 08/01/28 ................. 319 257,350
6.00%, 05/01/29 ................. 171 112,274
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 49,278
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 240 209,596
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 220 211,625
6.50%, 10/01/28 ................. 18 16,650
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 56 51,819
4.75%, 01/15/28 ................. 174 150,523
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ 75 75,489
3.25%, 02/15/30 ................. 80 64,881
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 171 141,503
6.75%, 01/15/30 ................. 26 19,746

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ USD 54 $ 52,777
5.75%, 05/01/28
(b)
................ 25 23,375
3.75%, 05/01/29
(b)
................ 14 11,561
4.88%, 01/15/30 ................. 135 117,450
3.63%, 02/15/32
(b)
................ 49 37,529
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 37,617
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 91 82,810
8.00%, 04/15/26 ................. 89 76,095
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
136 119,680
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
70 48,261
MGM Resorts International
6.00%, 03/15/23 ................. 8 8,002
5.75%, 06/15/25 ................. 29 27,715
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 81 66,726
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 126 95,853
7.75%, 02/15/29 ................. 48 36,226
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 112 82,597
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 83 89,329
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 44 30,459
5.88%, 09/01/31 ................. 44 29,700
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 67 57,622
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 98 100,205
9.13%, 06/15/23 ................. 113 114,978
11.50%, 06/01/25 ................ 40 42,500
5.50%, 08/31/26 ................. 34 26,010
5.38%, 07/15/27 ................. 59 43,397
11.63%, 08/15/27 ................ 64 58,241
5.50%, 04/01/28 ................. 138 96,688
8.25%, 01/15/29 ................. 68 66,189
9.25%, 01/15/29 ................. 91 89,667
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 55 56,308
7.00%, 05/15/28 ................. 97 91,457
7.25%, 11/15/29 ................. 27 25,129
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 51 44,783
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
152 151,936
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 114 93,567
4.63%, 12/01/31 ................. 79 59,668
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 32,552
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 67 52,092
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 43,072
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 159 139,952
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 21 20,513
5.13%, 10/01/29 ................. 265 214,173
Yum! Brands, Inc.
5.38%, 04/01/32 ................. 35 31,032
5.35%, 11/01/43 ................. 14 11,117
7,520,265
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 9,219
4.63%, 08/01/29 ................. 38 27,590
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.63%, 04/01/30 ................. USD 56 $ 40,104
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 79 58,481
4.88%, 02/15/30 ................. 102 75,507
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
72 65,262
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 46,042
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 18,794
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 46 44,160
KB Home, 7.25%, 07/15/30 ........... 27 24,503
Lennar Corp., 4.50%, 04/30/24 ........ 150 147,212
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 48 39,786
4.63%, 03/01/30 ................. 20 15,274
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 15,066
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
153 149,958
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
139 82,358
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 91 84,744
5.13%, 08/01/30 ................. 11 8,879
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 53 41,765
3.88%, 10/15/31 ................. 91 66,658
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 20 19,604
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 16,429
5.70%, 06/15/28 ................. 14 11,909
1,109,304
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 64 50,943
4.13%, 04/30/31
(b)
................ 65 51,106
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 52 46,160
4.75%, 06/15/28 ................. 14 11,092
4.38%, 03/31/29 ................. 6 4,451
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 6 5,670
5.00%, 10/01/29
(b)
................ 43 34,206
5.50%, 07/15/30
(b)
................ 42 32,841
236,469
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 335,951
2.45%, 01/15/31 ................. 230 175,952
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 187,145
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 4 3,771
5.13%, 03/15/28 ................. 296 254,224
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 183 162,943
3.75%, 01/15/32 ................. 99 76,748
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 228,619
1,425,353
Industrial Conglomerates — 0.0%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 379 339,554
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 87 66,990
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 489 417,693
6.75%, 10/15/27 ................. 818 704,943

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
5.88%, 11/01/29 ................. USD 630 $ 511,700
Allianz SE
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 400 306,176
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 400 258,140
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 230,130
American International Group, Inc.
2.50%, 06/30/25 ................. 250 233,252
4.80%, 07/10/45 ................. 58 49,343
4.75%, 04/01/48 ................. 50 42,872
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 211 175,143
Aon Corp.
2.85%, 05/28/27 ................. 80 71,762
3.75%, 05/02/29 ................. 100 89,947
2.80%, 05/15/30 ................. 125 103,637
2.60%, 12/02/31 ................. 315 246,290
Aon Global Ltd., 4.45%, 05/24/43 ....... 140 111,047
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 5 3,820
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 109 100,274
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 ................. 20 16,451
2.90%, 09/15/51 ................. 15 9,162
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 398 377,469
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
....... 400 309,027
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 ................. 150 146,506
3.50%, 03/10/25 ................. 260 250,881
4.38%, 03/15/29 ................. 75 71,236
2.25%, 11/15/30 ................. 190 150,758
2.38%, 12/15/31 ................. 55 43,218
Met Tower Global Funding
(b)
3.70%, 06/13/25 ................. 150 144,617
1.25%, 09/14/26 ................. 180 154,819
MetLife, Inc.
4.72%, 12/15/44
(l)
................ 35 30,219
5.00%, 07/15/52 ................. 60 54,694
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
.................... 230 217,841
NFP Corp.
(b)
4.88%, 08/15/28 ................. 259 221,008
6.88%, 08/15/28 ................. 891 694,980
7.50%, 10/01/30 ................. 42 39,854
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 160 150,512
Progressive Corp. (The), 3.00%, 03/15/32 .. 65 54,144
Prudential Financial, Inc.
3.94%, 12/07/49 ................. 50 38,105
4.35%, 02/25/50 ................. 95 78,300
3.70%, 03/13/51 ................. 25 18,385
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
55 46,648
Teachers Insurance & Annuity Association of
America
(b)
6.85%, 12/16/39 ................. 57 62,067
4.27%, 05/15/47 ................. 125 101,508
Travelers Cos., Inc. (The)
4.30%, 08/25/45 ................. 35 29,295
2.55%, 04/27/50 ................. 15 9,267
7,244,130
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.90%, 08/15/40 ................. USD 280 $ 179,729
2.05%, 08/15/50 ................. 50 29,381
Meta Platforms, Inc.
(b)
3.50%, 08/15/27 ................. 500 467,557
3.85%, 08/15/32 ................. 350 307,694
4.45%, 08/15/52 ................. 150 122,412
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 200 134,502
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 160 150,036
5.00%, 03/01/30 ................. 79 75,707
1,467,018
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 08/22/27 ................. 405 377,410
3.88%, 08/22/37 ................. 19 16,516
4.05%, 08/22/47 ................. 30 25,334
3.10%, 05/12/51 ................. 144 100,811
3.95%, 04/13/52 ................. 105 86,123
2.70%, 06/03/60 ................. 110 64,894
3.25%, 05/12/61 ................. 245 164,849
4.10%, 04/13/62 ................. 110 87,704
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 58,541
eBay, Inc., 3.60%, 06/05/27 .......... 100 92,572
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 88 81,050
3.50%, 03/01/29 ................. 45 36,804
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 138 120,578
4.13%, 08/01/30 ................. 38 31,207
3.63%, 10/01/31 ................. 60 45,300
1,389,693
IT Services — 0.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 167,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
57 48,586
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 35 27,300
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 102,300
Block, Inc., 3.50%, 06/01/31 .......... 592 458,987
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 53 45,594
4.00%, 07/01/29 ................. 232 198,490
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 167,835
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 200 167,295
5.63%, 09/15/28 ................. 200 160,000
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... 38 25,226
Fidelity National Information Services, Inc.
4.50%, 07/15/25 ................. 55 53,821
1.15%, 03/01/26 ................. 213 184,315
Fiserv, Inc.
2.75%, 07/01/24 ................. 265 254,170
3.20%, 07/01/26 ................. 600 552,533
3.50%, 07/01/29 ................. 100 87,004
4.40%, 07/01/49 ................. 40 31,024
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 161 143,966
3.63%, 06/15/29 ................. 34 28,305
3.75%, 10/01/30 ................. 47 38,477
Global Payments, Inc.
3.75%, 06/01/23 ................. 35 34,680
2.65%, 02/15/25 ................. 145 135,518
1.20%, 03/01/26 ................. 1,065 916,587
4.80%, 04/01/26 ................. 50 48,273

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
2.15%, 01/15/27 ................. USD 60 $ 51,342
3.20%, 08/15/29 ................. 252 209,972
5.40%, 08/15/32 ................. 70 64,958
4.15%, 08/15/49 ................. 115 78,853
5.95%, 08/15/52 ................. 55 48,457
International Business Machines Corp.
3.30%, 05/15/26 ................. 250 235,568
2.20%, 02/09/27 ................. 200 178,079
Mastercard, Inc.
3.35%, 03/26/30 ................. 95 85,627
3.65%, 06/01/49 ................. 5 3,899
3.85%, 03/26/50 ................. 45 36,201
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 195 169,650
6.00%, 02/15/28 ................. 197 152,706
10.75%, 06/01/28 ................ 22 20,491
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 70 64,437
2.85%, 10/01/29 ................. 50 42,770
2.30%, 06/01/30 ................. 100 81,351
4.40%, 06/01/32 ................. 125 116,504
Shift4 Payments, Inc., 0.00%, 12/15/25
(f)(g)
.. 64 56,480
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 72 70,160
Twilio, Inc., 3.88%, 03/15/31 .......... 243 190,748
6,035,539
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 51 42,881
6.20%, 10/01/40 ................. 101 95,071
5.45%, 11/01/41 ................. 92 77,076
215,028
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 129 112,342
3.75%, 03/15/29 ................. 12 9,982
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 175,969
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 423 336,827
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 500 394,138
1,029,258
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 20,240
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 34 28,191
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 154,896
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 103,950
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 32,890
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 273 255,937
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 33,189
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 29,810
Otis Worldwide Corp.
2.57%, 02/15/30 ................. 43 35,171
3.11%, 02/15/40 ................. 16 11,293
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 46 38,801
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 20,523
Terex Corp., 5.00%, 05/15/29
(b)
........ 113 96,981
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 387 305,897
Titan International, Inc., 7.00%, 04/30/28 .. 22 19,961
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 167,500
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
600 510,126
Security
Par (000)
Par (000) Value
Machinery (continued)
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 83 $ 64,342
1,929,698
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 123 97,170
Media — 1.5%
Altice Financing SA, 5.75%, 08/15/29
(b)
.... 343 262,470
AMC Networks, Inc.
4.75%, 08/01/25 ................. 83 74,163
4.25%, 02/15/29 ................. 41 30,314
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 33,735
Cable One, Inc.
1.13%, 03/15/28
(f)
................ 103 74,160
4.00%, 11/15/30
(b)
................ 66 51,375
Charter Communications Operating LLC
4.91%, 07/23/25 ................. 926 902,997
5.05%, 03/30/29 ................. 300 276,126
6.38%, 10/23/35 ................. 99 90,789
6.48%, 10/23/45 ................. 661 582,068
5.75%, 04/01/48 ................. 75 60,533
5.13%, 07/01/49 ................. 258 189,124
3.70%, 04/01/51 ................. 200 121,210
3.90%, 06/01/52 ................. 50 30,956
6.83%, 10/23/55 ................. 12 10,926
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 666 562,595
7.75%, 04/15/28 ................. 423 319,365
7.50%, 06/01/29 ................. 470 340,750
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 215 164,252
Comcast Corp.
2.35%, 01/15/27 ................. 1,355 1,215,124
3.15%, 02/15/28 ................. 10 9,067
4.15%, 10/15/28 ................. 75 70,835
2.65%, 02/01/30 ................. 25 20,957
3.75%, 04/01/40 ................. 615 483,460
4.00%, 03/01/48 ................. 92 70,805
2.80%, 01/15/51 ................. 170 104,131
2.89%, 11/01/51 ................. 788 493,470
4.05%, 11/01/52 ................. 150 114,819
2.94%, 11/01/56 ................. 249 148,622
CSC Holdings LLC
5.25%, 06/01/24 ................. 97 89,725
5.75%, 01/15/30
(b)
................ 200 142,153
4.13%, 12/01/30
(b)
................ 200 149,440
4.50%, 11/15/31
(b)
................ 246 184,790
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 199 171,560
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 400 327,699
5.75%, 12/01/28
(b)
................ 284 214,630
5.13%, 06/01/29 ................. 118 69,325
GCI LLC, 4.75%, 10/15/28
(b)
.......... 82 68,081
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 25,393
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 75 49,611
5.40%, 10/01/48 ................. 15 13,102
Lamar Media Corp., 3.75%, 02/15/28 ..... 108 94,340
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 380 315,400
Liberty Broadband Corp.
(b)(f)
1.25%, 09/30/50 ................. 141 133,245
2.75%, 09/30/50 ................. 122 116,964
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 34,747
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 121,833

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. USD 220 $ 192,181
4.25%, 01/15/29 ................. 51 40,060
4.63%, 03/15/30 ................. 6 4,675
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 208 179,691
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 239 196,035
6.50%, 09/15/28 ................. 594 414,315
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 4 3,189
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 226 170,065
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 142 124,708
5.00%, 08/01/27 ................. 91 83,492
4.00%, 07/15/28 ................. 26 22,115
5.50%, 07/01/29 ................. 37 33,281
4.13%, 07/01/30 ................. 34 27,637
3.88%, 09/01/31 ................. 172 133,376
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 195,134
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 38 31,258
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 173,454
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 57,625
4.50%, 09/15/42 ................. 37 25,545
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 58 55,063
6.63%, 06/01/27 ................. 115 108,527
7.38%, 06/30/30 ................. 83 79,207
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
200 155,206
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 100 80,999
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 203 164,176
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 143,000
12,125,250
Metals & Mining — 0.5%
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 61 58,716
6.13%, 02/15/28 ................. 193 170,483
ATI, Inc.
4.88%, 10/01/29 ................. 38 31,550
5.13%, 10/01/31 ................. 128 104,567
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 30 28,434
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 508 467,553
Carpenter Technology Corp., 7.63%, 03/15/30 83 79,912
Commercial Metals Co.
4.13%, 01/15/30 ................. 28 22,988
4.38%, 03/15/32 ................. 30 23,700
Constellium SE
(b)
5.88%, 02/15/26 ................. 250 229,375
3.75%, 04/15/29 ................. 250 182,520
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 64 48,040
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 179 153,806
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 505 378,500
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 212 172,975
4.50%, 06/01/31 ................. 205 150,007
Mineral Resources Ltd., 8.50%, 05/01/30
(b)
. 57 55,085
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 212 167,480
Newmont Corp.
2.80%, 10/01/29 ................. 111 91,887
2.25%, 10/01/30 ................. 50 38,678
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.88%, 03/15/42 ................. USD 25 $ 21,554
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 261 217,865
4.75%, 01/30/30 ................. 273 223,860
3.88%, 08/15/31 ................. 237 176,783
Nucor Corp.
3.95%, 05/23/25 ................. 240 232,593
2.00%, 06/01/25 ................. 125 115,375
4.30%, 05/23/27 ................. 140 134,023
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 18,490
1.65%, 10/15/27 ................. 115 94,041
3.25%, 10/15/50 ................. 100 61,022
United States Steel Corp., 6.88%, 03/01/29 . 31 28,174
3,980,036
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 80 78,600
4.38%, 01/15/27 ................. 30 25,575
104,175
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 135 124,045
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co., 4.60%,
05/01/53
(b)
.................... 100 84,197
CMS Energy Corp.
3.00%, 05/15/26 ................. 125 115,355
3.45%, 08/15/27 ................. 100 90,568
Consumers Energy Co.
3.60%, 08/15/32 ................. 155 138,219
3.25%, 08/15/46 ................. 50 36,263
3.10%, 08/15/50 ................. 80 54,062
2.50%, 05/01/60 ................. 155 85,487
Dominion Energy, Inc.
3.07%, 08/15/24
(l)
................ 35 33,564
3.90%, 10/01/25 ................. 120 115,244
Series A, 1.45%, 04/15/26 .......... 150 131,705
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(h)
.................... 365 309,651
Series C, 3.38%, 04/01/30 .......... 100 85,998
NiSource, Inc.
3.60%, 05/01/30 ................. 30 26,166
4.80%, 02/15/44 ................. 107 89,842
5.65%, 02/01/45 ................. 50 46,282
4.38%, 05/15/47 ................. 50 39,659
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 20,396
San Diego Gas & Electric Co., 2.95%, 08/15/51 75 48,720
Sempra Energy
3.30%, 04/01/25 ................. 75 71,379
3.25%, 06/15/27 ................. 50 45,636
3.40%, 02/01/28 ................. 165 149,193
3.70%, 04/01/29 ................. 90 80,380
3.80%, 02/01/38 ................. 150 116,950
2,014,916
Oil, Gas & Consumable Fuels — 3.5%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 307 296,666
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 104 96,186
5.75%, 01/15/28 ................. 19 17,290
5.38%, 06/15/29 ................. 78 68,866
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 29 28,946

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/30 ................. USD 99 $ 86,575
5.10%, 09/01/40 ................. 128 103,330
5.35%, 07/01/49 ................. 21 16,485
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 264 322,028
5.88%, 06/30/29 ................. 206 183,340
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 175 163,582
3.59%, 04/14/27 ................. 35 32,779
3.94%, 09/21/28 ................. 50 46,322
1.75%, 08/10/30 ................. 110 85,497
3.06%, 06/17/41 ................. 330 235,294
3.38%, 02/08/61 ................. 25 16,289
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(h)
.............. 300 258,000
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 77 70,474
5.85%, 11/15/43 ................. 34 25,185
5.60%, 10/15/44 ................. 18 12,636
Callon Petroleum Co.
6.38%, 07/01/26 ................. 48 43,252
8.00%, 08/01/28
(b)
................ 444 409,590
7.50%, 06/15/30
(b)
................ 226 197,864
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 190 149,433
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 64,678
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 115 77,928
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 640 642,560
5.13%, 06/30/27 ................. 150 145,232
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 307 270,279
4.00%, 03/01/31 ................. 237 198,720
3.25%, 01/31/32 ................. 422 324,035
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
187 179,262
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 63 60,199
6.38%, 06/15/26 ................. 116 108,287
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 34 30,888
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
37 29,042
CNX Resources Corp.
2.25%, 05/01/26
(f)
................ 80 110,760
6.00%, 01/15/29
(b)
................ 14 12,775
7.38%, 01/15/31
(b)
................ 73 71,399
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 117 114,839
5.88%, 07/01/29 ................. 172 153,532
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 288 265,624
5.88%, 01/15/30 ................. 181 157,643
ConocoPhillips Co., 3.80%, 03/15/52 ..... 125 95,517
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 400 338,610
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 320 287,494
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 26 23,530
6.00%, 02/01/29 ................. 19 17,005
8.00%, 04/01/29 ................. 39 37,537
CrownRock LP
(b)
5.63%, 10/15/25 ................. 413 395,394
5.00%, 05/01/29 ................. 17 14,999
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 18 17,386
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.13%, 05/15/29 ................. USD 84 $ 78,710
3.25%, 02/15/32 ................. 149 117,787
6.45%, 11/03/36
(b)
................ 56 51,162
6.75%, 09/15/37
(b)
................ 45 43,634
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 300,571
4.50%, 01/15/30 ................. 200 182,042
4.75%, 05/15/42 ................. 93 75,732
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 575 496,304
3.13%, 03/24/31 ................. 50 40,557
4.25%, 03/15/52 ................. 70 51,102
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 145 122,525
4.38%, 06/15/31 ................. 150 123,708
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 133 125,353
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................ 50 40,503
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 54,336
Enbridge, Inc.
4.00%, 10/01/23 ................. 250 247,802
0.55%, 10/04/23 ................. 105 100,386
2.50%, 01/15/25 ................. 305 286,359
2.50%, 02/14/25 ................. 65 61,051
3.70%, 07/15/27 ................. 50 46,329
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 693,402
Energy Transfer LP
3.60%, 02/01/23 ................. 30 29,872
5.88%, 01/15/24 ................. 585 586,194
4.90%, 02/01/24 ................. 330 328,174
4.25%, 04/01/24 ................. 600 587,248
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(h)
.................... 264 229,972
4.00%, 10/01/27 ................. 90 81,622
5.25%, 04/15/29 ................. 50 47,023
3.75%, 05/15/30 ................. 10 8,468
6.50%, 02/01/42 ................. 10 9,306
5.95%, 10/01/43 ................. 10 8,664
5.35%, 05/15/45 ................. 50 40,215
6.13%, 12/15/45 ................. 50 43,848
5.30%, 04/15/47 ................. 135 107,697
5.40%, 10/01/47 ................. 200 161,935
6.25%, 04/15/49 ................. 545 483,484
5.00%, 05/15/50 ................. 200 156,319
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 217 202,895
5.38%, 06/01/29 ................. 96 87,840
6.50%, 09/01/30
(b)
................ 84 82,026
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 16 14,852
4.85%, 07/15/26 ................. 56 51,430
5.60%, 04/01/44 ................. 20 15,214
5.05%, 04/01/45 ................. 4 2,803
5.45%, 06/01/47 ................. 27 19,723
Enterprise Products Operating LLC
3.90%, 02/15/24 ................. 270 265,142
6.13%, 10/15/39 ................. 175 171,032
6.45%, 09/01/40 ................. 106 106,715
5.95%, 02/01/41 ................. 65 62,199
4.45%, 02/15/43 ................. 50 40,162
4.90%, 05/15/46 ................. 40 33,989
4.25%, 02/15/48 ................. 145 111,825

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.80%, 02/01/49 ................. USD 25 $ 20,571
4.20%, 01/31/50 ................. 60 45,817
3.70%, 01/31/51 ................. 75 52,736
3.30%, 02/15/53 ................. 70 45,540
EOG Resources, Inc., 4.95%, 04/15/50 ... 20 18,606
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 10 9,246
4.13%, 12/01/26 ................. 40 33,887
6.50%, 07/01/27
(b)
................ 178 164,488
4.50%, 01/15/29
(b)
................ 17 13,696
7.50%, 06/01/30
(b)
................ 35 33,074
4.75%, 01/15/31
(b)
................ 97 76,994
EQT Corp.
1.75%, 05/01/26
(f)
................ 30 82,672
5.70%, 04/01/28 ................. 75 73,526
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 55 52,753
3.04%, 03/01/26 ................. 10 9,449
3.45%, 04/15/51 ................. 100 74,464
Genesis Energy LP
6.50%, 10/01/25 ................. 8 7,233
7.75%, 02/01/28 ................. 18 15,660
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,418
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 18,693
Hess Corp.
4.30%, 04/01/27 ................. 645 606,766
5.60%, 02/15/41 ................. 202 176,664
5.80%, 04/01/47 ................. 187 167,000
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 90 72,675
HF Sinclair Corp., 2.63%, 10/01/23
(b)
..... 155 150,013
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 41 37,830
5.75%, 02/01/29 ................. 19 16,611
6.00%, 04/15/30 ................. 6 5,229
6.00%, 02/01/31 ................. 6 5,198
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 130 100,850
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 ................. 460 452,307
6.95%, 01/15/38 ................. 145 144,173
6.38%, 03/01/41 ................. 97 90,052
5.50%, 03/01/44 ................. 70 58,188
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 315 313,532
4.30%, 06/01/25 ................. 215 209,643
5.55%, 06/01/45 ................. 204 177,725
5.20%, 03/01/48 ................. 62 51,814
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 228 208,770
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 13 12,459
Marathon Oil Corp.
4.40%, 07/15/27 ................. 291 271,704
6.60%, 10/01/37 ................. 5 4,856
5.20%, 06/01/45 ................. 10 8,369
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 34,364
4.75%, 09/15/44 ................. 54 43,317
Matador Resources Co., 5.88%, 09/15/26 .. 145 139,877
MPLX LP
1.75%, 03/01/26 ................. 640 559,988
4.13%, 03/01/27 ................. 190 177,214
4.00%, 03/15/28 ................. 70 63,767
4.70%, 04/15/48 ................. 20 15,238
4.95%, 03/14/52 ................. 350 273,900
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.
5.88%, 12/01/27 ................. USD 22 $ 20,564
6.13%, 12/01/42
(l)
................ 5 3,977
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 396 375,091
6.50%, 09/30/26 ................. 339 313,202
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
128 113,870
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 527 494,063
NuStar Logistics LP
5.75%, 10/01/25 ................. 112 103,798
6.00%, 06/01/26 ................. 39 35,700
6.38%, 10/01/30 ................. 6 5,134
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 21 21,577
8.88%, 07/15/30 ................. 35 38,966
6.63%, 09/01/30 ................. 524 531,860
7.50%, 05/01/31 ................. 58 60,610
6.45%, 09/15/36 ................. 84 84,000
6.20%, 03/15/40 ................. 298 288,315
6.60%, 03/15/46 ................. 24 24,720
Parkland Corp., 5.88%, 07/15/27
(b)
...... 48 44,496
PDC Energy, Inc., 6.13%, 09/15/24 ...... 17 16,731
Permian Resources Operating LLC
6.88%, 04/01/27
(b)
................ 10 9,675
3.25%, 04/01/28
(f)
................ 89 118,548
Phillips 66
0.90%, 02/15/24 ................. 195 184,644
3.30%, 03/15/52 ................. 170 111,286
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 170 165,879
0.25%, 05/15/25
(f)
................ 44 95,304
1.13%, 01/15/26 ................. 315 275,395
1.90%, 08/15/30 ................. 65 49,696
2.15%, 01/15/31 ................. 190 146,356
Plains All American Pipeline LP, 4.30%,
01/31/43 ..................... 120 80,709
Range Resources Corp., 4.88%, 05/15/25 .. 81 76,349
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 163 142,719
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 18 15,440
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 255 255,934
5.63%, 03/01/25 ................. 260 259,743
4.20%, 03/15/28 ................. 95 86,636
SM Energy Co.
5.63%, 06/01/25 ................. 22 21,120
6.75%, 09/15/26 ................. 48 46,200
6.63%, 01/15/27 ................. 27 25,917
6.50%, 07/15/28 ................. 12 11,404
Southwestern Energy Co.
5.70%, 01/23/25
(l)
................ 4 3,916
5.38%, 02/01/29 ................. 126 114,257
4.75%, 02/01/32 ................. 19 15,924
Spectra Energy Partners LP
3.50%, 03/15/25 ................. 400 382,650
3.38%, 10/15/26 ................. 145 133,764
5.95%, 09/25/43 ................. 50 47,665
Sunoco LP
6.00%, 04/15/27 ................. 11 10,489
5.88%, 03/15/28 ................. 22 19,964
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 19 17,238
6.00%, 12/31/30 ................. 13 11,051
6.00%, 09/01/31 ................. 58 49,010
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
351 320,875

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... USD 9 $ 9,245
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 13 11,034
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 78 53,862
TransCanada PipeLines Ltd.
4.63%, 03/01/34 ................. 15 13,142
7.63%, 01/15/39 ................. 20 22,432
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 128,405
Valero Energy Corp., 4.00%, 06/01/52 .... 5 3,608
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 338 289,963
4.13%, 08/15/31 ................. 291 241,376
3.88%, 11/01/33 ................. 729 566,798
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 70 64,400
Western Midstream Operating LP
4.75%, 08/15/28 ................. 8 7,280
5.45%, 04/01/44 ................. 296 242,821
5.30%, 03/01/48 ................. 14 11,515
5.50%, 08/15/48 ................. 29 23,454
5.50%, 02/01/50
(l)
................ 328 264,860
Williams Cos., Inc. (The)
3.70%, 01/15/23 ................. 225 224,837
4.30%, 03/04/24 ................. 125 123,240
4.55%, 06/24/24 ................. 150 148,520
3.90%, 01/15/25 ................. 100 96,778
3.75%, 06/15/27 ................. 195 179,871
28,853,794
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ................. 25 24,837
1.75%, 09/30/25 ................. 310 281,843
0.95%, 05/15/26 ................. 225 194,920
Suzano Austria GmbH, 2.50%, 09/15/28 ... 115 89,620
591,220
Personal Products — 0.0%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 7 5,922
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25 ................ 250 235,986
Prestige Brands, Inc., 3.75%, 04/01/31 .... 52 40,399
282,307
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 45 36,571
AstraZeneca plc, 6.45%, 09/15/37 ....... 10 10,793
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
400 382,820
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 400 385,131
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 506 490,743
3.40%, 07/26/29 ................. 10 9,068
2.95%, 03/15/32 ................. 12 10,252
3.70%, 03/15/52 ................. 160 122,470
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 139 123,986
3.13%, 02/15/29 ................. 57 43,961
3.50%, 04/01/30 ................. 89 70,018
Elanco Animal Health, Inc., 6.40%, 08/28/28
(l)
95 83,865
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 203 175,341
Johnson & Johnson, 3.55%, 03/01/36 .... 25 21,491
Merck & Co., Inc.
3.40%, 03/07/29 ................. 50 45,859
2.15%, 12/10/31 ................. 95 76,621
6.50%, 12/01/33
(l)
................ 195 215,710
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.75%, 12/10/51 ................. USD 235 $ 153,052
Organon & Co.
(b)
4.13%, 04/30/28 ................. 204 174,420
5.13%, 04/30/31 ................. 200 163,832
Pfizer, Inc., 3.45%, 03/15/29 .......... 160 147,334
Pharmacia LLC, 6.60%, 12/01/28
(l)
...... 200 213,525
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 270 176,041
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 ................. 535 523,209
3.20%, 09/23/26 ................. 400 368,936
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. 625 620,963
3.18%, 07/09/50 ................. 300 199,020
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. 405 389,906
3.15%, 10/01/26 ................. 40 32,595
Wyeth LLC, 5.95%, 04/01/37 .......... 70 73,661
5,541,194
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 29 24,436
CoreLogic, Inc., 4.50%, 05/01/28 ....... 271 184,280
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 209 172,425
Science Applications International Corp.,
4.88%, 04/01/28 ................ 28 24,910
406,051
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 134 124,292
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 2 1,660
4.13%, 02/01/29 ................. 117 90,382
Realogy Group LLC
5.75%, 01/15/29 ................. 182 131,267
5.25%, 04/15/30 ................. 53 35,992
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 100 58,017
441,610
Road & Rail — 0.7%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
12 9,854
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 5,060
5.40%, 06/01/41 ................. 100 97,610
5.15%, 09/01/43 ................. 125 118,428
4.90%, 04/01/44 ................. 90 82,204
3.55%, 02/15/50 ................. 75 56,213
3.30%, 09/15/51 ................. 75 53,408
2.88%, 06/15/52 ................. 90 58,776
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 180 164,099
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 45 39,403
2.05%, 03/05/30 ................. 30 24,050
3.00%, 12/02/41 ................. 110 77,906
3.10%, 12/02/51 ................. 170 111,597
CSX Corp.
3.25%, 06/01/27 ................. 60 55,159
4.10%, 11/15/32 ................. 45 40,865
4.30%, 03/01/48 ................. 80 65,897
2.50%, 05/15/51 ................. 75 44,890
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 47 38,181
5.00%, 12/01/29 ................. 40 29,750
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 81 67,513

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Norfolk Southern Corp.
2.90%, 06/15/26 ................. USD 175 $ 162,593
3.80%, 08/01/28 ................. 160 148,576
4.15%, 02/28/48 ................. 30 23,994
3.70%, 03/15/53 ................. 175 127,038
3.16%, 05/15/55 ................. 80 51,134
Penske Truck Leasing Co. LP
(b)
3.90%, 02/01/24 ................. 280 273,836
4.00%, 07/15/25 ................. 745 710,048
1.20%, 11/15/25 ................. 150 130,324
4.20%, 04/01/27 ................. 100 93,014
Ryder System, Inc.
3.88%, 12/01/23 ................. 250 246,746
3.65%, 03/18/24 ................. 270 265,096
2.85%, 03/01/27 ................. 135 121,016
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 166,589
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 91 90,772
0.00%, 12/15/25
(f)(g)
............... 300 248,972
8.00%, 11/01/26
(b)
................ 26 25,959
7.50%, 09/15/27
(b)
................ 317 310,660
6.25%, 01/15/28
(b)
................ 141 131,130
4.50%, 08/15/29
(b)
................ 284 238,738
Union Pacific Corp.
3.65%, 02/15/24 ................. 440 433,491
3.00%, 04/15/27 ................. 450 414,374
3.55%, 08/15/39 ................. 40 31,681
4.30%, 03/01/49 ................. 10 8,353
3.80%, 10/01/51 ................. 80 61,616
3.50%, 02/14/53 ................. 35 25,347
3.95%, 08/15/59 ................. 25 18,957
3.84%, 03/20/60
(b)
................ 100 74,255
3.84%, 03/20/60 ................. 118 87,620
3.80%, 04/06/71 ................. 100 70,368
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 112 97,994
6,131,154
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 2.80%, 10/01/41 .... 120 84,849
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 262,535
Broadcom Corp., 3.88%, 01/15/27 ...... 775 712,906
Broadcom, Inc.
3.15%, 11/15/25 ................. 280 262,820
4.15%, 11/15/30 ................. 104 90,017
2.45%, 02/15/31
(b)
................ 250 188,410
4.15%, 04/15/32
(b)
................ 175 146,361
3.42%, 04/15/33
(b)
................ 80 61,057
4.93%, 05/15/37
(b)
................ 790 651,411
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 499 439,531
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 69 58,500
3.63%, 05/01/29 ................. 43 34,028
Intel Corp.
3.75%, 08/05/27 ................. 200 189,885
2.45%, 11/15/29 ................. 39 32,537
2.80%, 08/12/41 ................. 35 23,587
4.10%, 05/19/46 ................. 50 39,955
KLA Corp.
4.65%, 11/01/24 ................. 42 41,857
4.10%, 03/15/29 ................. 185 175,785
4.65%, 07/15/32 ................. 15 14,400
3.30%, 03/01/50 ................. 288 202,295
Lam Research Corp.
3.80%, 03/15/25 ................. 200 195,403
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.75%, 03/15/26 ................. USD 260 $ 249,344
1.90%, 06/15/30 ................. 15 11,886
4.88%, 03/15/49 ................. 27 24,898
2.88%, 06/15/50 ................. 62 40,425
Microchip Technology, Inc.
(f)
0.13%, 11/15/24 ................. 97 98,217
1.63%, 02/15/25 ................. 15 40,209
1.63%, 02/15/27 ................. 36 62,377
NVIDIA Corp., 3.50%, 04/01/40 ........ 202 156,910
NXP BV
4.88%, 03/01/24 ................. 435 430,859
2.70%, 05/01/25 ................. 200 185,038
5.35%, 03/01/26 ................. 150 148,312
3.88%, 06/18/26 ................. 250 233,750
3.15%, 05/01/27 ................. 100 89,070
5.55%, 12/01/28 ................. 120 117,450
4.30%, 06/18/29 ................. 76 68,376
2.50%, 05/11/31 ................. 345 258,060
2.65%, 02/15/32 ................. 170 126,310
3.25%, 05/11/41 ................. 90 58,798
QUALCOMM, Inc.
4.80%, 05/20/45 ................. 50 45,234
4.30%, 05/20/47 ................. 129 109,383
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 157 126,394
Texas Instruments, Inc., 2.70%, 09/15/51 .. 80 53,108
TSMC Arizona Corp., 4.50%, 04/22/52 .... 295 256,972
6,899,509
Software — 1.2%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 128 120,922
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
497 392,913
Autodesk, Inc.
3.60%, 12/15/22 ................. 50 49,922
3.50%, 06/15/27 ................. 75 69,448
2.40%, 12/15/31 ................. 190 147,783
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 72 70,565
9.13%, 03/01/26 ................. 410 394,010
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 158 142,960
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 298 283,307
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 462 459,203
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 272 224,346
4.88%, 07/01/29 ................. 186 145,638
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
319 260,803
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 27 23,792
6.50%, 10/15/28 ................. 24 20,373
Elastic NV, 4.13%, 07/15/29
(b)
......... 222 175,344
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 77 65,610
Microsoft Corp.
3.45%, 08/08/36 ................. 29 25,395
4.25%, 02/06/47 ................. 50 45,483
2.53%, 06/01/50 ................. 201 131,322
2.92%, 03/17/52 ................. 561 395,671
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 178 146,663
NCR Corp.
(b)
5.00%, 10/01/28 ................. 35 27,537
5.13%, 04/15/29 ................. 71 53,252
6.13%, 09/01/29 ................. 66 56,827
NortonLifeLock, Inc., 7.13%, 09/30/30
(b)
... 84 81,246
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 59 48,794
3.88%, 12/01/29 ................. 102 78,564
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
89 71,076

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
1.65%, 03/25/26 ................. USD 1,055 $ 924,393
2.65%, 07/15/26 ................. 65 58,498
3.25%, 11/15/27 ................. 195 173,708
3.90%, 05/15/35 ................. 140 107,252
3.85%, 07/15/36 ................. 5 3,741
3.60%, 04/01/40 ................. 110 74,658
5.38%, 07/15/40 ................. 150 125,007
3.65%, 03/25/41 ................. 136 92,402
4.13%, 05/15/45 ................. 100 68,713
4.00%, 07/15/46 ................. 164 110,835
4.00%, 11/15/47 ................. 285 190,964
3.60%, 04/01/50 ................. 505 315,980
3.95%, 03/25/51 ................. 241 159,832
4.38%, 05/15/55 ................. 140 95,825
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 700 591,290
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 83,086
Roper Technologies, Inc.
3.65%, 09/15/23 ................. 215 212,300
1.00%, 09/15/25 ................. 25 22,188
3.80%, 12/15/26 ................. 50 47,528
Salesforce, Inc.
2.70%, 07/15/41 ................. 95 65,403
3.05%, 07/15/61 ................. 130 81,120
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
389 354,844
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 232 177,676
VMware, Inc.
1.40%, 08/15/26 ................. 460 393,401
2.20%, 08/15/31 ................. 740 538,620
Workday, Inc.
3.50%, 04/01/27 ................. 155 143,374
3.80%, 04/01/32 ................. 240 208,315
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
346 282,315
9,912,037
Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29
(b)
......... 69 53,820
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 23 19,435
4.75%, 03/01/30 ................. 31 24,210
5.00%, 02/15/32
(b)
................ 60 46,204
Carvana Co.
(b)
5.50%, 04/15/27 ................. 132 71,940
4.88%, 09/01/29 ................. 84 40,950
10.25%, 05/01/30 ................ 74 49,395
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 200 180,404
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 22,546
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 90 68,458
Home Depot, Inc. (The)
4.00%, 09/15/25 ................. 130 127,933
0.90%, 03/15/28 ................. 150 121,863
2.70%, 04/15/30 ................. 100 85,409
4.25%, 04/01/46 ................. 40 33,793
3.90%, 06/15/47 ................. 75 59,672
4.50%, 12/06/48 ................. 120 105,037
3.35%, 04/15/50 ................. 190 136,181
2.75%, 09/15/51 ................. 100 63,584
4.95%, 09/15/52 ................. 40 37,603
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 31,874
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 49 33,198
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 111 85,955
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 50 40,125
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 560 518,638
3.10%, 05/03/27 ................. 290 265,936
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.00%, 04/15/33 ................. USD 200 $ 188,919
3.70%, 04/15/46 ................. 237 169,502
4.55%, 04/05/49 ................. 70 56,035
5.13%, 04/15/50 ................. 25 22,798
3.00%, 10/15/50 ................. 235 143,902
4.25%, 04/01/52 ................. 160 122,512
5.63%, 04/15/53 ................. 90 83,233
4.45%, 04/01/62 ................. 110 82,102
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 30,090
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 12,816
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 479 428,197
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 23 18,055
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 27 22,341
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 206 176,952
6.13%, 07/01/29 ................. 213 171,061
6.00%, 12/01/29 ................. 301 240,053
Staples, Inc., 7.50%, 04/15/26
(b)
........ 90 75,565
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 388 316,592
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 73 61,846
4,746,734
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
1.20%, 02/08/28 ................. 130 108,846
2.20%, 09/11/29 ................. 60 51,112
4.50%, 02/23/36 ................. 25 24,209
4.38%, 05/13/45 ................. 20 17,945
4.65%, 02/23/46 ................. 200 187,022
3.85%, 08/04/46 ................. 230 190,235
3.75%, 09/12/47 ................. 130 105,090
2.65%, 05/11/50 ................. 120 78,914
2.65%, 02/08/51 ................. 135 88,632
2.70%, 08/05/51 ................. 385 254,118
3.95%, 08/08/52 ................. 200 167,013
Dell International LLC
4.00%, 07/15/24 ................. 137 134,478
6.02%, 06/15/26 ................. 167 167,673
HP, Inc.
2.20%, 06/17/25 ................. 175 161,970
1.45%, 06/17/26 ................. 555 478,452
3.00%, 06/17/27 ................. 125 110,791
2,326,500
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 6 4,770
4.13%, 08/15/31 ................. 55 41,865
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 29,479
Levi Strauss & Co., 3.50%, 03/01/31 ..... 33 25,740
101,854
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 353 337,359
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 64 40,080
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. 36 28,987
4.75%, 06/15/29 ................. 26 19,465
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 46,456
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 50 42,687
5.13%, 12/15/30 ................. 31 22,481
5.75%, 11/15/31 ................. 37 27,135

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 237 $ 194,340
758,990
Tobacco — 0.4%
Altria Group, Inc.
2.35%, 05/06/25 ................. 580 537,188
4.80%, 02/14/29 ................. 130 119,999
2.45%, 02/04/32 ................. 75 52,929
5.95%, 02/14/49 ................. 376 311,320
3.70%, 02/04/51 ................. 35 21,129
BAT Capital Corp.
2.79%, 09/06/24 ................. 240 228,166
3.22%, 09/06/26 ................. 825 737,060
3.56%, 08/15/27 ................. 257 225,690
2.26%, 03/25/28 ................. 175 139,195
2.73%, 03/25/31 ................. 100 74,421
4.39%, 08/15/37 ................. 225 160,513
3.73%, 09/25/40 ................. 195 124,934
4.76%, 09/06/49 ................. 90 61,340
Reynolds American, Inc., 7.00%, 08/04/41 .. 98 91,437
2,885,321
Trading Companies & Distributors — 0.5%
Air Lease Corp.
4.25%, 02/01/24 ................. 350 344,516
2.30%, 02/01/25 ................. 150 138,018
3.38%, 07/01/25 ................. 540 503,137
2.88%, 01/15/26 ................. 815 729,560
1.88%, 08/15/26 ................. 885 750,019
Aviation Capital Group LLC
(b)
3.88%, 05/01/23 ................. 160 157,085
1.95%, 09/20/26 ................. 495 400,881
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
44 35,636
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 18 16,910
9.75%, 08/01/27 ................. 14 13,689
5.50%, 05/01/28 ................. 107 85,585
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 36 26,273
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 12,560
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 164 147,600
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 175 147,639
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 127 127,070
7.25%, 06/15/28 ................. 248 242,904
3,879,082
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 4.38%, 04/22/49 200 163,827
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 590 515,986
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 81 31,334
Rogers Communications, Inc.
3.20%, 03/15/27
(b)
................ 160 146,138
3.80%, 03/15/32
(b)
................ 10 8,648
4.30%, 02/15/48 ................. 26 19,643
4.35%, 05/01/49 ................. 58 44,204
3.70%, 11/15/49 ................. 61 41,719
4.55%, 03/15/52
(b)
................ 384 306,267
Sprint Corp., 7.63%, 03/01/26 ......... 53 54,820
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 966 847,868
2.25%, 02/15/26 ................. 235 210,273
3.88%, 04/15/30 ................. 10 8,870
3.50%, 04/15/31 ................. 211 177,306
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.70%, 03/15/32 ................. USD 169 $ 131,899
4.38%, 04/15/40 ................. 215 175,071
3.00%, 02/15/41 ................. 165 110,276
4.50%, 04/15/50 ................. 45 36,025
3.30%, 02/15/51 ................. 155 100,982
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 154,299
Vodafone Group plc
6.15%, 02/27/37 ................. 125 118,035
5.25%, 05/30/48 ................. 76 62,931
4.88%, 06/19/49 ................. 25 19,650
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 490,074
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. 265 209,812
4,185,957
Total Corporate Bonds — 40.1%
(Cost: $385,099,634) ............................. 330,014,391
Equity-Linked Notes
Air Freight & Logistics — 0.0%
Credit Suisse AG (United Parcel Service, Inc.),
13.95%, 10/25/22 ................ 2 276,349
Airlines — 0.0%
JPMorgan Structured Products BV (Delta Air
Lines, Inc.), 16.89%, 10/13/22 ........ 11 313,848
Automobiles — 0.0%
BNP Paribas SA (Tesla, Inc.), 26.26%, 10/21/22 1 376,158
Banks — 0.4%
BNP Paribas SA (Citigroup, Inc.),
15.02%, 10/14/22
(b)
............... 5 209,171
BNP Paribas SA (Signature Bank),
29.81%, 10/19/22
(b)
............... 2 236,574
BNP Paribas SA (Wells Fargo & Co.),
14.52%, 10/14/22
(b)
............... 8 316,219
Credit Suisse AG (Bank of America Corp.),
14.90%, 10/13/22 ................ 15 465,658
Royal Bank of Canada (Bank of America
Corp.), 17.81%, 10/14/22 ........... 15 454,434
Royal Bank of Canada (Fifth Third Bancorp),
19.07%, 10/21/22 ................ 6 182,226
Royal Bank of Canada (JPMorgan Chase &
Co.), 13.29%, 10/13/22
(b)
............ 9 901,453
Royal Bank of Canada (Keyera Corp.),
18.57%, 10/21/22 ................ 11 176,147
Societe Generale SA (Citizens Financial Group,
Inc.), 12.19%, 10/19/22 ............. 10 345,677
Societe Generale SA (First Republic Bank),
14.94%, 10/13/22 ................ 2 237,619
Societe Generale SA (U.S. Bancorp),
13.86%, 10/14/22 ................ 4 175,835
3,701,013
Beverages — 0.1%
Credit Suisse AG (Constellation Brands, Inc.),
10.10%, 10/06/22 ................ 1 343,017
Goldman Sachs International (Coca-Cola Co.
(The)), 12.00%, 10/27/22 ........... 8 449,987
793,004
Building Products — 0.0%
BNP Paribas SA (Owens Corning),
23.31%, 10/26/22
(b)
............... 3 267,456

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
BNP Paribas SA (Intercontinental Exchange,
Inc.), 13.19%, 10/31/22 ............. USD 2 $ 191,070
Credit Suisse AG (Bank of New York Mellon
Corp. (The)), 16.45%, 10/14/22 ....... 5 184,463
JPMorgan Structured Products BV (CME
Group, Inc.), 10.40%, 10/24/22 ....... 2 322,177
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 17.41%, 10/14/22 ........ 1 320,846
Royal Bank of Canada (Morgan Stanley),
13.07%, 10/13/22
(b)
............... 6 452,543
UBS AG (LPL Financial Holdings, Inc.),
11.60%, 10/27/22 ................ 2 498,134
1,969,233
Chemicals — 0.2%
BNP Paribas SA (Corp Financiera Alba SA),
27.95%, 11/03/22
(a)
............... 1 233,721
Credit Suisse AG (Dow, Inc.), 17.45%, 10/20/22 10 424,544
Credit Suisse AG (Mosaic Co. (The)),
17.20%, 10/28/22 ................ 10 467,620
Royal Bank of Canada (Engie Energia Chile
SA), 17.37%, 11/02/22 ............. 1 216,741
Societe Generale SA (DuPont de Nemours,
Inc.), 8.93%, 11/02/22 .............. 7 366,979
1,709,605
Commercial Services & Supplies — 0.1%
Citigroup, Inc. (Waste Management, Inc.),
8.75%, 10/26/22 ................. 3 525,630
Royal Bank of Canada (Republic Services,
Inc.), 9.63%, 10/27/22 ............. 2 278,629
Societe Generale SA (Cintas Corp.),
12.22%, 10/13/22 ................ —
(m)
119,890
924,149
Construction Materials — 0.1%
BNP Paribas SA (Vulcan Materials Co.),
17.23%, 11/03/22
(a)
............... 2 316,972
Credit Suisse AG (Martin Marietta Materials,
Inc.), 15.35%, 10/31/22 ............. 1 188,995
505,967
Consumer Finance — 0.2%
JPMorgan Structured Products BV (American
Express Co.), 13.35%, 11/18/22 ....... 4 612,956
JPMorgan Structured Products BV (Discover
Financial Services), 14.59%, 11/18/22 ... 3 319,881
Royal Bank of Canada (American Express Co.),
17.34%, 10/19/22 ................ 4 477,781
Royal Bank of Canada (Synchrony Financial),
22.86%, 10/19/22 ................ 11 316,006
1,726,624
Containers & Packaging — 0.1%
BNP Paribas SA (Packaging Corp. of America),
14.35%, 10/26/22
(b)
............... 2 232,640
Royal Bank of Canada (Sealed Air Corp.),
13.91%, 11/02/22 ................ 5 229,552
462,192
Electrical Equipment — 0.1%
JPMorgan Structured Products BV (Eaton
Corp. plc), 10.70%, 11/02/22
(b)(d)
....... 3 452,557
Electronic Equipment, Instruments & Components — 0.0%
Nomura Bank International plc (Corning, Inc.),
11.60%, 10/25/22 ................ 11 308,924
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
JPMorgan Structured Products BV (Halliburton
Co.), 19.69%, 10/18/22 ............. USD 13 $ 322,869
Societe Generale SA (Schlumberger NV),
16.00%, 10/19/22 ................ 21 746,553
1,069,422
Entertainment — 0.1%
JPMorgan Structured Products BV (Electronic
Arts, Inc.), 12.92%, 11/02/22 ......... 6 658,371
Equity Real Estate Investment Trusts (REITs) — 0.3%
BNP Paribas SA (Crown Castle, Inc.),
17.37%, 10/20/22
(b)
............... 2 280,888
BNP Paribas SA (Equinix, Inc.),
16.38%, 11/01/22
(b)
............... 1 392,315
Citigroup, Inc. (Boston Properties, Inc.),
28.89%, 10/26/22 ................ 3 259,586
Credit Suisse AG (Public Storage),
11.85%, 10/27/22 ................ 2 496,020
JPMorgan Structured Products BV (American
Tower Corp.), 16.25%, 11/18/22 ....... 2 528,062
Royal Bank of Canada (Prologis, Inc.),
16.70%, 10/14/22 ................ 4 440,550
2,397,421
Food & Staples Retailing — 0.2%
Credit Suisse AG (Kroger Co. (The)),
18.00%, 12/01/22 ................ 15 664,344
Credit Suisse AG (Tesco plc), 20.45%, 10/21/22 1 199,965
Societe Generale SA (Walmart, Inc.),
10.69%, 11/16/22 ................ 4 557,115
1,421,424
Food Products — 0.1%
BNP Paribas SA (Hershey Co. (The)),
10.08%, 10/31/22
(b)
............... 1 281,762
Goldman Sachs International (Archer-Daniels-
Midland Co.), 11.44%, 10/27/22 ....... 5 443,225
JPMorgan Structured Products BV (Archer-
Daniels-Midland Co.), 15.60%, 10/27/22 . 2 157,258
882,245
Health Care Equipment & Supplies — 0.2%
BNP Paribas SA (Budimex SA),
14.05%, 11/03/22 ................ 2 451,857
BNP Paribas SA (Hologic, Inc.),
9.65%, 11/01/22
(b)
................ 4 258,045
Citigroup, Inc. (Boston Scientific Corp.),
10.53%, 10/27/22 ................ 13 495,589
JPMorgan Structured Products BV (Abbott
Laboratories), 18.58%, 10/20/22
(b)(d)
.... 4 405,469
1,610,960
Health Care Providers & Services — 0.5%
BNP Paribas SA (Humana, Inc.),
14.73%, 11/01/22
(b)
............... 1 549,851
BNP Paribas SA (McKesson Corp.),
17.86%, 11/01/22 ................ 1 389,798
Credit Suisse AG (CVS Health Corp.),
15.20%, 11/02/22 ................ 5 464,418
Royal Bank of Canada (AmerisourceBergen
Corp.), 14.60%, 11/02/22 ........... 3 396,652
Royal Bank of Canada (Cigna Corp.),
14.13%, 11/04/22 ................ 1 362,958
Royal Bank of Canada (UnitedHealth Group,
Inc.), 13.75%, 11/10/22 ............. —
(m)
194,861
Societe Generale SA (Elevance Health, Inc.),
14.43%, 10/20/22 ................ 1 375,428

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Societe Generale SA (UnitedHealth Group,
Inc.), 9.62%, 10/14/22 ............. USD 3 $ 1,350,453
4,084,419
Hotels, Restaurants & Leisure — 0.2%
BNP Paribas SA (Marriott International, Inc.),
11.80%, 11/02/22
(b)
................ 3 391,209
BNP Paribas SA (MGM Resorts International),
30.52%, 11/02/22 ................ 5 155,504
Credit Suisse AG (McDonald's Corp.),
7.00%, 10/27/22 ................. 2 444,072
JPMorgan Structured Products BV (Hilton
Worldwide Holdings, Inc.), 9.99%, 10/24/22 3 394,731
1,385,516
Household Durables — 0.1%
(b)
BNP Paribas SA (DR Horton, Inc.),
10.36%, 11/04/22 ................ 6 385,227
BNP Paribas SA (Toll Brothers, Inc.),
18.61%, 12/07/22 ................ 4 189,791
575,018
Industrial Conglomerates — 0.1%
BNP Paribas SA (Honeywell International, Inc.),
12.02%, 11/18/22
(b)
............... 4 670,571
Insurance — 0.3%
BNP Paribas SA (Chubb Ltd.),
11.54%, 10/27/22
(b)
............... 2 378,650
Credit Suisse AG (Marsh & McLennan Cos.,
Inc.), 8.75%, 10/21/22 ............. 2 361,767
JPMorgan Structured Products BV (MetLife,
Inc.), 12.47%, 11/03/22 ............. 4 265,785
Societe Generale SA (Marsh & McLennan
Cos., Inc.)
13.51%, 10/20/22 ................ 3 390,308
14.08%, 10/20/22 ................ 3 498,928
Societe Generale SA (Progressive Corp. (The)),
10.13%, 10/14/22 ................ 2 201,157
2,096,595
Interactive Media & Services — 0.1%
Citigroup, Inc. (Meta Platforms, Inc.),
12.08%, 10/26/22 ................ 2 321,812
Societe Generale SA (Alphabet, Inc.),
16.46%, 10/26/22 ................ 9 829,300
1,151,112
Internet & Direct Marketing Retail — 0.1%
BMO Capital Markets Corp. (Amazon.com,
Inc.), 11.65%, 10/26/22 ............. 6 631,695
IT Services — 0.3%
BNP Paribas SA (Accenture plc),
16.31%, 12/16/22 ................ 2 388,230
Credit Suisse AG (Aeroports de Paris),
11.25%, 10/26/22 ................ 2 537,968
JPMorgan Structured Products BV (Fiserv,
Inc.), 11.94%, 10/28/22 ............. 3 289,621
JPMorgan Structured Products BV (FleetCor
Technologies, Inc.), 13.90%, 11/03/22 ... 1 229,786
Nomura Bank International plc (Mastercard,
Inc.), 11.34%, 10/28/22 ............. 2 629,637
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
16.35%, 11/04/22 ................ 2 188,965
2,264,207
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Royal Bank of Canada (Mattel, Inc.),
21.16%, 10/21/22 ................ USD 9 $ 173,350
Life Sciences Tools & Services — 0.0%
Societe Generale SA (Danaher Corp.),
11.68%, 10/19/22 ................ 2 403,724
Machinery — 0.1%
BNP Paribas SA (Pentair plc),
16.80%, 10/26/22
(b)
............... 6 236,463
JPMorgan Structured Products BV
(International Paper Co.), 11.41%, 10/28/22 6 181,175
417,638
Metals & Mining — 0.1%
JPMorgan Structured Products BV (Alcoa
Corp.), 18.28%, 10/14/22 ........... 11 379,330
JPMorgan Structured Products BV (Nucor
Corp.), 13.54%, 10/21/22 ........... 4 433,970
813,300
Multiline Retail — 0.1%
BMO Capital Markets Corp. (Macy's, Inc.),
18.28%, 10/19/22 ................ 21 326,493
Credit Suisse AG (Vinci SA), 11.45%, 10/19/22 2 547,650
874,143
Oil, Gas & Consumable Fuels — 0.4%
BNP Paribas SA (Exxon Mobil Corp.),
14.71%, 10/28/22
(b)
............... 8 672,621
JPMorgan Structured Products BV (Occidental
Petroleum Corp.), 12.58%, 11/02/22 .... 5 333,140
JPMorgan Structured Products BV (Pioneer
Natural Resources Co.), 10.37%, 11/02/22 2 532,871
Nomura Bank International plc (Marathon
Petroleum Corp.), 10.84%, 11/02/22 .... 4 434,561
Societe Generale SA (Chevron Corp.),
12.39%, 10/28/22 ................ 5 661,182
Societe Generale SA (Williams Cos., Inc.
(The)), 21.73%, 11/02/22 ........... 18 535,673
3,170,048
Pharmaceuticals — 0.2%
Citigroup, Inc. (Eli Lilly & Co.),
15.77%, 11/01/22 ................ 3 806,850
Credit Suisse AG (Pfizer, Inc.),
13.95%, 11/02/22 ................ 9 384,502
Royal Bank of Canada (Merck & Co., Inc.),
12.55%, 10/28/22 ................ 4 323,264
Royal Bank of Canada (Zoetis, Inc.),
16.67%, 11/04/22 ................ 2 299,287
1,813,903
Professional Services — 0.0%
Societe Generale SA (Hasbro, Inc.),
15.94%, 10/26/22 ................ 2 144,066
Road & Rail — 0.1%
Credit Suisse AG (CSX Corp.),
11.95%, 10/20/22 ................ 15 397,387
Credit Suisse AG (Union Pacific Corp.),
12.55%, 10/20/22 ................ 2 308,216
705,603
Semiconductors & Semiconductor Equipment — 0.1%
BNP Paribas SA (QUALCOMM, Inc.),
20.04%, 11/03/22 ................ 1 148,279
Citigroup, Inc. (NVIDIA Corp.),
13.63%, 11/15/22 ................ 2 256,304

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Societe Generale SA (KLA Corp.),
21.29%, 10/27/22 ................ USD 1 $ 356,498
761,081
Software — 0.5%
BNP Paribas SA (Fair Isaac Corp.),
21.23%, 11/10/22 ................ 1 300,817
Citigroup, Inc. (Microsoft Corp.),
13.07%, 10/26/22 ................ 3 667,296
Citigroup, Inc. (Salesforce, Inc.),
19.14%, 12/01/22 ................ 3 384,026
Credit Suisse AG (Microsoft Corp.),
9.75%, 10/25/22 ................. 1 314,430
Credit Suisse AG (Oracle Corp.),
12.10%, 12/01/22 ................ 11 660,900
Credit Suisse AG (Palo Alto Networks, Inc.),
15.65%, 11/18/22 ................ 1 363,504
Credit Suisse AG (Synopsys, Inc.),
11.55%, 11/02/22 ................. 2 495,537
Royal Bank of Canada (Microsoft Corp.),
12.13%, 10/27/22 ................ 2 536,426
Societe Generale SA (Microsoft Corp.),
8.68%, 10/13/22 ................. 2 448,293
Societe Generale SA (ServiceNow, Inc.),
22.39%, 10/27/22 ................ 1 285,195
4,456,424
Specialty Retail — 0.5%
BMO Capital Markets Corp. (O'Reilly
Automotive, Inc.), 8.69%, 10/27/22 ..... 1 457,254
BNP Paribas SA (AutoZone, Inc.),
12.00%, 11/04/22
(b)
............... —
(m)
488,271
Credit Suisse AG (Ulta Beauty, Inc.),
18.05%, 10/19/22 ................ 1 354,465
JPMorgan Structured Products BV (Home
Depot, Inc. (The)), 12.50%, 10/04/22 ... 2 627,752
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 16.46%, 11/02/22 . 5 444,789
Royal Bank of Canada (AutoNation, Inc.),
16.93%, 10/21/22 ................ 2 236,920
Royal Bank of Canada (Lowe's Cos., Inc.),
22.47%, 11/15/22 ................ 3 494,316
Royal Bank Of Canada (Home Depot, Inc.
(The)), 16.10%, 11/15/22 ........... 2 493,105
UBS AG (Lowe's Cos., Inc.), 12.10%, 10/04/22 3 484,381
4,081,253
Technology Hardware, Storage & Peripherals — 0.4%
Credit Suisse AG (Apple, Inc.)
9.85%, 10/27/22 ................. 5 629,298
17.40%, 11/23/22 ................ 9 1,308,201
JPMorgan Structured Products BV (Apple,
Inc.), 11.83%, 10/31/22 ............. 4 606,921
Societe Generale SA (Apple, Inc.),
8.56%, 10/04/22 ................. 8 1,077,718
3,622,138
Tobacco — 0.1%
Nomura Bank International plc (Philip Morris
International, Inc.), 20.33%, 10/20/22 ... 7 608,826
Trading Companies & Distributors — 0.1%
JPMorgan Structured Products BV (United
Rentals, Inc.), 12.63%, 11/02/22 ....... 2 492,814
Total Equity-Linked Notes — 6.9%
(Cost: $62,386,153) .............................. 57,224,366
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. USD 405 $ 354,576
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. 83 72,193
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 69 65,895
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/06/26 ................. 405 372,940
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/06/26 ................. 218 200,486
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 02/01/28 454 429,899
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 10.57%
,
 02/01/29 133 125,516
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
5.67%
,
 11/05/28 ................. 264 257,400
TransDigm, Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 12/09/25 ..... 113 108,189
TransDigm, Inc., Term Loan G, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 08/22/24 ..... 250 242,914
2,230,008
Airlines — 0.3%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 350 338,751
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 354 336,210
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
4.83%, 06/27/25 ............... 315 304,890
(LIBOR USD 1 Month + 1.75%),
4.87%, 01/29/27 ............... 212 194,089
American Airlines, Inc., Term Loan, Class
B, (LIBOR USD 1 Month + 2.00%),
4.82%
,
 12/15/23 ................. 12 12,041
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 5.99%
,
 12/11/26 ...... 79 69,467
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 485 485,805
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 386 367,776
2,109,029
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 04/10/28 ..... 82 77,199
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26 576 543,708
RealTruck Group, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 01/31/28 5 4,335
625,242
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 7.37%
,
 12/12/25
(a)
.... 299 290,353

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 6.90%
,
 01/24/29 ..... USD 859 $ 785,497
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30 .... 254 229,480
1,014,977
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.07%
,
 04/12/28 ................. 129 105,597
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
6.62%
,
 11/23/27 ................. 329 285,080
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 10/02/28
(j)
................ 113 104,656
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(j)(n)
............ 23 21,043
CPG International LLC, Term Loan, (SOFR 6
Month + 2.50%), 4.09%
,
 04/28/29 ..... 184 177,100
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 5.37%
,
 07/28/28 ..... 150 138,523
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 6.93%
,
 12/31/26 ..... 314 286,285
1,118,284
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 07/31/26 ................. 223 211,428
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 07/24/26 ............... 257 233,172
(LIBOR USD 1 Month + 3.75%),
6.87%, 07/24/26 ............... 89 80,494
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
6.04%
,
 10/22/26 ................. 229 220,898
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 06/30/28 ................. 256 247,105
Greenhill & Co., Inc., Term Loan, (LIBOR USD
3 Month + 3.25%), 6.32%
,
 04/12/24
(j)
... 115 112,049
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.42%
,
 04/01/28 166 153,623
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.19%
,
 08/02/28
(j)
................ 406 368,228
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 103 92,235
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 55 55,194
1,774,426
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
..................... 34 30,988
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 09/30/28 ..... 229 210,677
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
7.08%
,
 11/24/27 ................. 52 47,966
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. USD 381 $ 371,888
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 12/29/27 ................. 55 42,795
Discovery Purchaser Corp., Term Loan,
08/04/29
(n)
..................... 263 239,987
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.31%
,
 06/09/28 ................. 255 242,291
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 01/31/26 347 343,429
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 07/03/28 ................. 149 132,455
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/30/27 ................. 143 128,872
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/02/26 ................. 280 267,100
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 05/15/24 ........... 249 240,740
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 10/01/25 .... 14 12,924
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
7.00%
,
 10/14/24 ................. 217 196,184
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
6.81%
,
 03/16/27 ................. 104 96,678
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 08/02/28 ................. 204 193,387
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 98 91,748
2,890,109
Commercial Services & Supplies — 0.4%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 05/12/28 ................. 416 364,965
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 7.21% - 7.56%
,
 02/15/29
(j)
..... 169 160,570
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 03/11/25 ................. 43 41,495
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 04/06/28 ................. 181 176,399
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 09/07/27 349 339,387
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 10/08/28 ..... 189 186,729
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/30/28 . 278 269,325
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/30/28 . 21 20,493
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 5.81%
,
 05/30/25 27 26,502

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 10/29/28 ........... USD 212 $ 190,585
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28 ................. 218 185,567
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 111 107,453
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 6.03%
,
 08/31/28 .... 848 824,069
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 11/02/27 ................. 123 115,632
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 07/30/28 ........... 207 194,830
3,204,001
Communications Equipment — 0.0%
Viasat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(a)
.......... 325 286,791
Construction & Engineering — 0.1%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
6.60% - 7.92%
,
 06/21/24 ........... 491 425,882
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 6.12%
,
 01/21/28 ........... 150 145,289
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 05/12/28 ................. 207 193,673
764,844
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 5.12%
,
 01/15/27 ........... 251 242,891
New AMI I LLC, 1st Lien Term Loan, (SOFR 1
Month + 6.00%), 9.03%
,
 03/08/29
(j)
..... 202 177,846
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
3 Month + 4.50%), 8.15%
,
 04/29/29 .... 218 199,164
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 6.68%
,
 09/22/28 200 193,614
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 5.81% -
6.67%
,
 05/29/26 ................. 165 155,652
969,167
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 12/01/27 ................. 291 275,383
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 04/03/24 ................. 403 374,599
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 02/05/26 140 133,612
Pregis TopCo LLC, 1st Lien Term Loan, (SOFR
3 Month + 4.00%), 6.81%
,
 07/31/26 .... 135 128,363
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 02/04/27 ................. 16 15,044
Tosca Services LLC, Term Loan, (SOFR 1
Month + 3.50%), 6.65%
,
 08/18/27 ..... 296 258,971
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
4.00% - 7.67%
,
 09/15/28 ........... USD 18 $ 17,009
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 202 190,768
1,393,749
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.99%
,
 10/28/27
(a)
170 160,741
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/11/28 ................. 258 237,472
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29 ................. 153 132,441
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 11/24/28 ................. 183 176,228
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27 ........... 397 383,120
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
7.92%
,
 07/30/25 ................. 158 150,447
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 559 441,082
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
6.12%
,
 02/05/26 ................. 362 334,293
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%), 7.12% -
7.67%
,
 01/08/27 ................. 207 194,235
2,049,318
Diversified Financial Services — 0.3%
(a)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.13%
,
 03/10/28
(j)
245 238,253
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 5.06%
,
 10/30/26
(j)
... 78 75,466
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 5.38%
,
 04/13/28 ..... 225 218,099
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
6.78%
,
 04/09/27 ................. 575 541,349
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.87%
,
 04/07/28
(j)
................ 183 176,595
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.12%
,
 12/17/27 ................. 100 86,903
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 03/24/25 ................. 208 199,863
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 12/11/26 ................. 386 337,750
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
10.42%
,
 05/29/26 ................ 321 223,185
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 5.17% 02/28/25 . 102 100,396

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
5.74%
,
 01/31/29 ................. USD 104 $ 98,684
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.78%
,
 10/19/27 ................. 246 229,746
2,526,289
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
5.26%, 07/15/25 ............... 15 14,017
(LIBOR USD 3 Month + 2.75%),
5.26%, 01/31/26 ............... 234 218,777
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26
(j)
... 237 214,226
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.07%
,
 11/30/27 . 35 33,801
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/11/26 .... 883 819,985
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
6.63%
,
 10/02/27 ................. 54 46,735
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 169 156,869
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/04/26 . 318 308,297
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 03/01/27 131 124,194
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.32% -
7.37%
,
 09/01/28 ................. 169 153,896
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 09/25/26 .... 261 240,619
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
5.32%
,
 01/31/28 ................. 63 60,037
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
6.07%
,
 01/31/29 ................. 144 139,140
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 388 322,966
2,853,559
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 01/15/25 ................. 34 32,857
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 12/13/25 ................. 91 79,352
112,209
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
8.39%
,
 06/23/28
(j)
................ 257 237,443
AZZ, Inc., Term Loan, (SOFR 3 Month +
4.25%), 6.98% - 7.38%
,
 05/13/29 ...... 59 57,672
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 02/12/25
(j)
25 23,411
318,526
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 07/02/29
(a)
.... USD 200 $ 193,334
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
5.76%
,
 04/22/26 ................. 338 263,700
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 5.90%
,
 05/24/29 24 23,195
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.48%
,
 07/21/28 283 269,051
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/03/24 ................. 614 591,432
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
4.81%
,
 10/19/26 ................. 652 612,571
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 5.87%
,
 03/13/28 299 285,999
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/30/25 ................. 39 36,986
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 01/23/25 ................. 217 206,601
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 05/18/25 ..... 555 528,521
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 5.24%
,
 01/20/28 466 450,825
3,268,881
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 05/11/24
(a)
93 91,019
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
5.12%, 09/13/26 ............... 305 295,737
(LIBOR USD 1 Month + 2.75%),
5.87%, 11/22/28 ............... 185 179,837
475,574
Food Products — 0.3%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 10/01/25 ................. 280 243,905
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 5.62%
,
 10/10/26 .... 24 22,972
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27 ..... 526 477,785
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 01/29/27 ................. 620 584,138
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 5.06% -
5.37%
,
 08/03/25 ................. 247 238,153
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
5.16%
,
 05/15/24 ................. 189 179,330
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/08/28 ................. 253 240,199

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.17%
,
 03/31/28 ................. USD 373 $ 334,222
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
6.15%
,
 01/20/28 ................. 457 442,699
2,763,403
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 11/03/28 . 457 413,715
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 8.17%
,
 03/05/26 243 215,202
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 05/04/28 ..... 149 144,897
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 10/23/28 .... 879 806,482
1,580,296
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 09/29/28 ................. 208 199,280
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 1 Month + 3.50%), 6.25%
,
 11/08/27 152 144,982
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.12%
,
 11/01/28 ................. 402 379,906
Envision Healthcare Corp., Term Loan
(SOFR 3 Month + 4.25%), 6.83%, 03/31/27 244 106,334
(SOFR 3 Month + 7.88%), 10.53%, 03/31/27 52 49,338
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
7.42%, 02/18/27 ............... 163 147,798
(LIBOR USD 3 Month + 3.75%),
7.42%, 11/15/28 ............... 87 81,213
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
10.42%
,
 11/15/29 ................ 78 71,358
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
7.37%
,
 08/31/26 ................. 383 320,855
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 495 469,919
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(j)
................ 110 104,500
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(n)
........ 80 75,603
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 10/27/28 ................. 112 109,666
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 02/14/25 ................. 4 3,620
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 5.37%
,
 05/16/29 ........... 66 65,465
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.92%
,
 12/22/28 302 288,512
2,618,349
Security
Par (000)
Par (000) Value
Health Care Technology — 0.2%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.75%
,
 03/01/24 ................. USD 640 $ 637,107
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 410 377,314
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25 393 380,562
1,394,983
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 11/19/26 ................. 458 436,716
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 02/02/26 ................. 29 25,247
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 6.55%
,
 10/02/28 153 138,202
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 12/23/24 ................. 263 255,964
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/21/25 ................. 147 144,471
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 390 352,897
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 12/27/24 ................. 327 322,190
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 03/17/28 67 64,748
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 756 700,394
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.89%
,
 07/21/26 230 221,103
Flutter Entertainment plc, Term Loan B,
07/22/28
(n)
..................... 262 255,408
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 11/30/23 ................. 73 72,311
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
4.83%
,
 06/22/26 ................. 61 58,592
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 02/05/25 .... 508 490,195
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.01%
,
 03/09/28 314 287,195
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
5.88%
,
 05/03/29 ................. 303 290,421
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
5.91%
,
 04/14/29 ................. 180 174,074
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 02/08/27 ................. 286 272,946
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 08/03/28 .... 418 385,773
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 05/30/25 ................. 37 35,530
4,984,377

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.13% -
7.92%
,
 05/17/28 ................. USD 251 $ 184,182
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 454 371,599
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 162 146,719
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 159 123,858
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 10/30/27 ................. 253 204,360
1,030,718
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 5.56%
,
 09/29/28 ..... 289 266,144
MI Windows and Doors LLC, Term Loan B1,
(SOFR 1 Month + 3.50%), 6.63%
,
 12/18/27 —
(m)
211
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 03/03/28 42 40,131
306,486
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 08/12/26 ..... 54 51,709
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.57%
,
 12/15/27 ................. 257 251,041
302,750
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/09/25 ................. 303 289,808
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.49%
,
 11/05/27 ................. 574 543,044
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 02/19/28 .... 454 433,847
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 02/12/27 ............... 353 333,764
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 5.77%
,
 04/25/25 .... 787 756,103
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 5.98%
,
 04/25/25 172 165,508
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 02/15/27 ........... 50 47,327
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 6.13%
,
 09/01/27 .... 299 288,953
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
6.37%, 12/31/25 ............... 285 269,152
(LIBOR USD 1 Month + 4.25%),
7.37%, 09/03/26 ............... 29 27,702
USI, Inc., Term Loan, (LIBOR USD 3 Month +
2.75%), 6.42%
,
 05/16/24 ........... 569 553,211
3,708,419
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.3%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... USD 84 $ 79,959
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 6.67%
,
 06/26/28 226 219,939
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 12/06/27 ..... 180 161,068
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.12%, 10/30/26 ............... 918 886,589
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 10/10/25 .... 143 136,197
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 7.62%
,
 01/29/26 ..... 535 499,644
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
8.84%
,
 12/20/24 ................. 111 99,448
2,082,844
Internet & Direct Marketing Retail — 0.1%
(a)(j)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28 ................. 139 133,739
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 02/12/27 ........... 486 419,985
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 7.37%
,
 02/12/27 .......... 50 43,313
597,037
IT Services — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.00%), 5.25% -
6.67%
,
 09/19/24 ................. 109 106,557
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
9.17%
,
 09/19/25 ................. 48 47,112
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 8.37%
,
 01/31/28 149 111,750
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 8.37%
,
 01/20/29 204 155,040
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 11/03/24 ...... 256 238,843
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 7.17%
,
 09/29/28 ..... 219 204,537
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.87%
,
 07/31/28 ................ 132 128,304
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 07/30/27 139 130,150
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 4.87%
,
 04/28/28 ........... 305 293,011
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 407 386,611
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 08/10/27 ................. 286 276,411
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 5.13%
,
 05/28/28 ..... 169 165,485
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 05/05/26 173 163,715
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 7.82%
,
 06/28/29
(j)
... 117 107,501

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 02/11/28 ...... USD 103 $ 95,960
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 02/28/27 ..... 507 490,279
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 5.37%
,
 03/31/28 .......... 104 101,115
3,202,381
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(SOFR 1 Month + 4.00%), 6.75%
,
 12/01/28 153 129,637
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27 ..... 85 82,562
212,199
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 5.37%
,
 11/08/27 . 372 361,616
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
5.06%
,
 02/22/28 ................. 343 339,899
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 02/04/27 ................. 349 324,621
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
5.94%, 07/03/28 ............... 525 512,040
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
5.55%
,
 10/19/27 ................. 339 327,790
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 11/15/28 ................. 505 480,599
2,346,565
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.01%
,
 08/17/26 229 216,142
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 7.67%
,
 10/13/28 49 42,958
Clark Equipment Co., Term Loan B, (SOFR 3
Month + 2.50%), 6.15%
,
 04/20/29 ..... 85 82,566
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.44%
,
 05/14/28 60 58,137
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.12%, 03/31/25 ............... 282 270,445
(LIBOR USD 1 Month + 3.50%),
6.62%, 10/21/28 ............... 221 209,087
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 5.13%
,
 01/29/29 ........... 66 63,306
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 4.88%
,
 03/01/27 ..... 254 245,681
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 5.62%
,
 03/31/27 .... 247 237,061
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 506 451,678
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 4.88%
,
 03/01/27 369 357,406
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.82%
,
 06/21/28 ..... 359 330,962
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.63%
,
 04/05/29 ........... 305 281,363
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. USD 382 $ 365,751
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.88%
,
 03/02/27 .... —
(m)
386
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 10/04/28 .... 29 28,325
3,241,254
Media — 0.4%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
6.39%
,
 03/03/25
(a)
................ 285 249,056
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
............... 87 86,948
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/30/25
(a)
................ 129 126,367
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26
(a)
................ 483 430,235
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/17/26
(a)
................ 114 106,785
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 09/01/28
(a)
................ 250 240,600
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
5.07%, 07/17/25 ............... 32 30,187
(LIBOR USD 1 Month + 2.50%),
5.32%, 04/15/27 ............... 412 384,306
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27
(a)
380 352,720
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/12/27
(a)
................ 154 146,828
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 5.87%
,
 01/07/28
(a)
53 51,420
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 12/01/23
(a)
................ 179 146,511
Sinclair Television Group, Inc., Term
Loan B4, (SOFR 1 Month + 3.75%),
6.88%
,
 04/21/29
(a)
................ 102 95,979
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 6.11%
,
 09/28/23
(a)(j)
.. 508 487,680
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 7.26%
,
 05/11/29
(a)(j)
.. 221 214,646
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
5.32%
,
 04/30/28
(a)
................ 183 174,399
3,324,667
Metals & Mining — 0.1%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 03/08/24
(a)
................ 641 483,564
Multiline Retail — 0.0%
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.32%
,
 12/21/27
(a)(j)
............... 150 141,275

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... USD 46 $ 48,223
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 528 487,411
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 7.62%
,
 09/19/29 44 43,120
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/18/28 ................. 395 381,028
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.21%
,
 10/05/28 ................. 453 438,681
1,398,463
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/01/26
(a)
................ 827 767,214
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 6.63% -
7.19%
,
 05/04/25 ................. 213 176,650
Bausch Health Cos., Inc., Term Loan B, (SOFR
1 Month + 5.25%), 8.10%
,
 02/01/27 .... 252 192,985
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.88%
,
 08/01/27 355 336,561
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 11/15/27 ................. 198 187,767
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 05/05/28 356 343,313
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 6.19%
,
 06/02/28 ..... 233 226,891
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(j)(n)
............. 15 13,442
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 11/18/27
(j)
................ 370 341,067
1,818,676
Professional Services — 0.4%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 02/04/28 ..... 252 241,304
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.63%
,
 06/02/28 797 595,946
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.33%
,
 02/06/26 ................. 885 854,427
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.28%
,
 01/18/29 156 150,396
Element Materials Technology Group US
Holdings, Inc., Term Loan, (SOFR 3 Month +
0.00%), 0.00%
,
 06/22/29 ........... 122 114,552
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 265 248,196
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 7.78%
,
 04/29/29
(j)
371 347,813
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 07/11/25 ................. 175 169,744
Security
Par (000)
Par (000) Value
Professional Services (continued)
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 4.87%
,
 11/16/26 .... USD 311 $ 299,368
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 12/01/28 .... 299 288,947
3,310,693
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 08/21/25
(a)
................ 578 551,373
Road & Rail — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28 ................. 110 100,137
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 08/06/27 ................. 138 129,591
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 5.67%
,
 12/30/26 226 219,791
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 8.31% -
9.17%
,
 08/04/25 ................. 107 96,621
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27 593 577,332
1,123,472
Semiconductors & Semiconductor Equipment — 0.0%
(a)
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 09/19/26 ................. 21 21,281
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28 ..... 113 111,449
132,730
Software — 1.2%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(n)
................. 74 66,014
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 435 388,554
Barracuda Networks, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.50%), 7.53%
,
 08/15/29 171 160,434
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 368 348,120
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 1.25%),
4.37%
,
 09/21/28 ................. 325 313,977
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 140 134,607
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/08/28
(j)
231 202,451
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.12%
,
 10/08/29
(j)
203 170,520
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 10/16/28
(j)
................ 106 88,638
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 264 238,578
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 40 35,000
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.64%
,
 02/04/28 .......... 47 44,319
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 12/01/27 ................. 568 539,509

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 USD 292 $ 275,852
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 10/27/28 ..... 458 442,967
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(j)
138 134,156
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 07/27/28 ................. 237 213,731
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
11.37%
,
 07/27/29 ................ 441 403,691
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... 425 386,461
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/13/24 ............... 917 872,321
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 9.28%
,
 02/23/29 252 235,870
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 10/01/27 171 162,795
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 12/17/27 ................. 200 189,114
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.32%
,
 08/31/28 768 719,734
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 04/24/28 827 773,464
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 6.03%
,
 08/01/25 200 193,646
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 383 367,207
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 16 15,630
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 13 12,688
TIBCO Software, Inc. , Term Loan B, (SOFR 1
Month + 4.5 0%), 8.15%
,
 03/30/29 ..... 707 633,521
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 209 198,799
(LIBOR USD 1 Month + 3.75%),
6.87%, 05/04/26 ............... 386 367,505
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 232 218,165
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 07/20/28 ................. 117 112,221
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 02/02/26 40 39,380
9,699,639
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
7.67%, 02/07/25 ............... 115 106,639
(LIBOR USD 3 Month + 4.25%),
7.92%, 03/31/26 ............... 167 155,889
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 7.25%
,
 05/04/28 ........... 401 375,155
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
New SK Holdco Sub LLC, Term Loan, (SOFR 1
Month + 6.75%), 9.70%
,
 06/30/27 ..... USD 429 $ 384,795
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 02/11/28 ...... 458 432,356
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.13%
,
 08/04/28 191 182,506
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
5.62%, 10/20/28 ............... 163 144,063
(SOFR 1 Month + 3.25%), 6.38%, 10/20/28 186 168,853
RVR Dealership Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 6.87%
,
 02/08/28 70 61,459
2,011,715
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
8.12%
,
 07/23/26
(a)
................ 204 163,454
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(a)
..... 258 242,024
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
5.37%
,
 05/19/28 ................. 344 330,657
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 4.32% - 5.58%
,
 07/27/28 558 532,009
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 01/31/28 ................. 197 176,884
SRS Distribution, Inc., Term Loan
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 104 95,260
(LIBOR USD 3 Month + 3.50%),
6.31%, 06/02/28 ............... 408 375,870
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 10.57%
,
 05/30/24
(j)
37 34,241
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 08/28/24
(j)
119 62,608
1,607,529
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 09/22/28 ................. 109 104,012
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 09/21/29 ................. 45 42,900
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 9.20%
,
 12/15/26 ..... 157 148,891
295,803
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/27/24 ................. 211 187,294
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 04/30/28 ................. 122 118,589
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.61%
,
 06/02/28 ................. 101 94,456

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 04/11/25 . USD 287 $ 279,140
679,479
Total Floating Rate Loan Interests — 10.8%
(Cost: $94,906,251) .............................. 88,844,261
Foreign Agency Obligations
Ireland — 0.1%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%
,
04/10/25
(a)(b)
............... 675 647,009
Mexico — 0.0%
Petroleos Mexicanos, 6.88%
,
08/04/26 .... 175 156,966
Total Foreign Agency Obligations — 0.1%
(Cost: $881,607) ................................ 803,975
Shares
Shares
Investment Companies
(p)
BlackRock Allocation Target Shares- BATS
Series A ....................... 6,885,757 63,211,253
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 1,507,274 13,972,432
BlackRock GNMA Portfolio, Class K Shares . 3,493,320 27,178,026
BlackRock High Yield Bond Portfolio, Class K
Shares ........................ 1,234,371 7,998,724
iShares Core Dividend Growth ETF ...... 180,109 8,009,447
Total Investment Companies — 14.6%
(Cost: $134,550,946) ............................. 120,369,882
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. 919 850,087
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(l)
................ 821 756,459
1,606,546
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,740,012) .............................. 1,606,546
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(i)(j)
...... 471 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.7%
Banks — 0.6%
(a)(h)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ...................... 900 841,003
Security
Par (000)
Par (000) Value
Banks (continued)
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ...................... USD 650 $ 521,625
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 1,063 945,940
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 50 42,125
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 10 7,950
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 244 220,027
Series HH, (SOFR + 3.13%), 4.60% .... 40 34,844
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ...................... 800 597,022
Series V, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.24%),
6.20% ...................... 104 98,280
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 555 418,942
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 395 359,375
Series U, (LIBOR USD 3 Month + 3.99%),
5.88% ...................... 375 357,018
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 925 782,203
5,226,354
Capital Markets — 0.4%
(a)(h)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 775 682,267
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,100 902,226
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 760 558,283
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 134 121,270
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 600 464,903
2,728,949
Consumer Finance — 0.3%
(a)(h)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 1,325 1,032,850
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 725 591,222
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 631 540,842
2,164,914

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services — 0.0%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(h)
........... USD 475 $ 460,347
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(h)
........... 1,250 1,028,125
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(h)
..................... 94 82,063
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(h)
............... 950 849,865
Multi-Utilities — 0.0%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(h)
...................... 450 418,500
Oil, Gas & Consumable Fuels — 0.2%
(a)(h)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 1,650 1,355,548
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 64,282
1,419,830
Total Capital Trusts — 1.7%
(Cost: $17,143,910) .............................. 14,378,947
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Banks — 0.1%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
6.85%
(a)(h)
...................... 25,000 634,500
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 4.99%
(a)(h)
................ 2,500 139,625
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(h)
.... 15,000 314,850
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(h)
.......... 25,000 604,750
Total Preferred Stocks — 0.2%
(Cost: $1,796,332) .............................. 1,693,725
Security
Shares
Shares Value
Preferred Securities
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 5.12%, 12/21/65
(a)(b)
.. 100,000 $ 65,035
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 65,035
Total Preferred Securities — 1.9%
(Cost: $19,035,492) .............................. 16,137,707
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(c)
(j)
............................ 766 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 52 541
Total Warrants — 0.0%
(Cost: $—) .................................... 541
Total Long-Term Investments — 95.7%
(Cost: $894,043,866) ............................. 788,731,035
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(p)(r)
................. 15,687,565 15,687,565
Total Short-Term Securities — 1.9%
(Cost: $15,687,565) .............................. 15,687,565
Total Options Purchased — 0.3%
(Cost: $774,834) ................................ 2,283,584
Total Investments Before Options Written — 97.9%
(Cost: $910,506,265 ) ............................. 806,702,184
Total Options Written — (0.1)%
(Premium Received — $(446,618)) ................... (1,067,356)
Total Investments Net of Options Written — 97.8%
(Cost: $910,059,647 ) ............................. 805,634,828
Other Assets Less Liabilities — 2.2% ................... 18,063,404
Net Assets — 100.0% ..............................
$ 823,698,232

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Rounds to less than 1,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 35,824,234 $ — $ (20,136,669)
(a)
$ — $ — $ 15,687,565 15,687,565 $ 165,441 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 35,553,336 — (35,553,336)
(a)
(796) 796 — — 5,112
(c)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 68,719,858 — — — (5,508,605) 63,211,253 6,885,757 — —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 20,171,128 11,115,366 (15,460,447) (847,332) (1,006,283) 13,972,432 1,507,274 788,085 —
BlackRock GNMA Portfolio, Class
K Shares .............. — 32,021,324 — — (4,843,298) 27,178,026 3,493,320 523,584 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... — 23,688,059 (12,920,886) (1,784,454) (983,995) 7,998,724 1,234,371 589,423 —
iShares Core Dividend Growth
ETF .................. 20,580,329 10,304,443 (18,844,180) 2,307,093 (6,338,238) 8,009,447 180,109 266,573 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 19,892,139 — (19,880,607) 516,578 (528,110) — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... 9,426,678 — (9,325,762) 195,698 (296,614) — — — —
iShares MBS ETF
(b)
......... 31,749,432 — (31,627,717) (469,621) 347,906 — — — —
iShares U.S. Real Estate ETF
(b)
. 15,251,389 — (14,266,201) (249,027) (736,161) — — 56,809 —
$ (331,861) $ (19,892,602) $ 136,057,447 $ 2,395,027 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 83 12/16/22 $ 14,946 $ (669,929)
U.S. Treasury 10 Year Note ................................................... 1,095 12/20/22 122,708 (2,775,395)
U.S. Treasury 10 Year Ultra Note ............................................... 213 12/20/22 25,247 (1,722,651)
U.S. Treasury Long Bond .................................................... 75 12/20/22 9,490 (596,667)
U.S. Treasury 2 Year Note .................................................... 21 12/30/22 4,312 (25,218)
U.S. Treasury 5 Year Note .................................................... 276 12/30/22 29,655 (962,384)
(6,752,244)
Short Contracts
GBP Currency ............................................................ 167 12/19/22 11,670 369,146
JPY Currency ............................................................ 17 12/19/22 1,480 6,525
375,671
$ (6,376,573)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Citibank NA 8,706 10/21/22 USD 3,650.00 USD 31,216 $ (1,067,356)
Glossary of Terms Used in this Report
Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 101,138,870 $ — $ 101,138,870
Common Stocks
Air Freight & Logistics .................................... 1,200,727 — — 1,200,727
Banks ............................................... 3,070,074 1,531,531 — 4,601,605
Beverages ........................................... — 1,362,736 — 1,362,736
Biotechnology ......................................... 1,577,102 — — 1,577,102
Building Products ....................................... 897 — — 897
Capital Markets ........................................ 1,561,519 — — 1,561,519
Chemicals ............................................ 532,900 966,399 — 1,499,299
Consumer Finance ...................................... 1,226,180 — — 1,226,180
Diversified Telecommunication Services ........................ 1,532,236 1,259,401 — 2,791,637
Electric Utilities ........................................ — 1,571,176 — 1,571,176
Electrical Equipment ..................................... — 1,287,639 — 1,287,639
Electronic Equipment, Instruments & Components ................. 1,450,682 — — 1,450,682
Energy Equipment & Services .............................. 886,734 — — 886,734
Equity Real Estate Investment Trusts (REITs) .................... 7,188,867 1,088,868 — 8,277,735
Food & Staples Retailing .................................. 803,276 — — 803,276
Health Care Equipment & Supplies ........................... 1,321,635 — — 1,321,635
Health Care Providers & Services ............................ 1,784,811 — — 1,784,811
Household Durables ..................................... — 775,726 — 775,726
Household Products ..................................... — 2,037,228 — 2,037,228
Insurance ............................................ 1,309,899 2,841,292 — 4,151,191
IT Services ........................................... 4,131,739 429,712 — 4,561,451
Life Sciences Tools & Services .............................. — 69,625 — 69,625
Machinery ............................................ 1,298,649 1,223,764 — 2,522,413
Oil, Gas & Consumable Fuels ............................... 1,415,165 — — 1,415,165
Personal Products ...................................... 603,225 — — 603,225
Pharmaceuticals ....................................... — 5,131,278 — 5,131,278
Professional Services .................................... — 1,345,486 — 1,345,486

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ — $ 911,642 $ — $ 911,642
Semiconductors & Semiconductor Equipment .................... — 2,521,241 — 2,521,241
Software ............................................. 4,328,205 — — 4,328,205
Specialty Retail ........................................ — 1,692,782 — 1,692,782
Textiles, Apparel & Luxury Goods ............................ — 3,753,409 — 3,753,409
Tobacco ............................................. 1,243,241 — — 1,243,241
Trading Companies & Distributors ............................ — 1,307,299 — 1,307,299
Wireless Telecommunication Services ......................... — 1,014,499 — 1,014,499
Corporate Bonds
Aerospace & Defense .................................... — 6,586,614 — 6,586,614
Air Freight & Logistics .................................... — 346,539 — 346,539
Airlines .............................................. — 2,946,489 — 2,946,489
Auto Components ...................................... — 2,937,006 — 2,937,006
Automobiles .......................................... — 5,925,274 — 5,925,274
Banks ............................................... — 57,565,788 — 57,565,788
Beverages ........................................... — 2,152,067 — 2,152,067
Biotechnology ......................................... — 4,431,121 — 4,431,121
Building Products ....................................... — 1,245,274 — 1,245,274
Capital Markets ........................................ — 24,609,285 — 24,609,285
Chemicals ............................................ — 4,388,844 — 4,388,844
Commercial Services & Supplies ............................. — 4,113,655 — 4,113,655
Communications Equipment ................................ — 1,980,014 — 1,980,014
Construction & Engineering ................................ — 183,637 — 183,637
Consumer Finance ...................................... — 15,809,402 — 15,809,402
Containers & Packaging .................................. — 4,057,889 — 4,057,889
Distributors ........................................... — 67,406 — 67,406
Diversified Consumer Services .............................. — 842,544 — 842,544
Diversified Financial Services ............................... — 3,817,265 — 3,817,265
Diversified Telecommunication Services ........................ — 12,793,060 — 12,793,060
Electric Utilities ........................................ — 15,260,287 — 15,260,287
Electrical Equipment ..................................... — 387,801 — 387,801
Electronic Equipment, Instruments & Components ................. — 672,854 — 672,854
Energy Equipment & Services .............................. — 1,773,437 — 1,773,437
Entertainment ......................................... — 2,145,370 — 2,145,370
Equity Real Estate Investment Trusts (REITs) .................... — 10,121,165 — 10,121,165
Food & Staples Retailing .................................. — 1,651,925 — 1,651,925
Food Products ......................................... — 2,859,717 — 2,859,717
Gas Utilities ........................................... — 450,063 — 450,063
Health Care Equipment & Supplies ........................... — 2,031,855 — 2,031,855
Health Care Providers & Services ............................ — 9,344,029 — 9,344,029
Health Care Technology .................................. — 186,500 — 186,500
Hotels, Restaurants & Leisure .............................. — 7,520,265 — 7,520,265
Household Durables ..................................... — 1,109,304 — 1,109,304
Household Products ..................................... — 236,469 — 236,469
Independent Power and Renewable Electricity Producers ............ — 1,425,353 — 1,425,353
Industrial Conglomerates .................................. — 339,554 — 339,554
Insurance ............................................ — 7,244,130 — 7,244,130
Interactive Media & Services ............................... — 1,467,018 — 1,467,018
Internet & Direct Marketing Retail ............................ — 1,389,693 — 1,389,693
IT Services ........................................... — 6,035,539 — 6,035,539
Leisure Products ....................................... — 215,028 — 215,028
Life Sciences Tools & Services .............................. — 1,029,258 — 1,029,258
Machinery ............................................ — 1,929,698 — 1,929,698
Marine .............................................. — 97,170 — 97,170
Media ............................................... — 12,125,250 — 12,125,250
Metals & Mining ........................................ — 3,980,036 — 3,980,036
Mortgage Real Estate Investment Trusts (REITs) .................. — 104,175 — 104,175
Multiline Retail ......................................... — 124,045 — 124,045
Multi-Utilities .......................................... — 2,014,916 — 2,014,916
Oil, Gas & Consumable Fuels ............................... — 28,853,794 — 28,853,794
Paper & Forest Products .................................. — 591,220 — 591,220
Personal Products ...................................... — 282,307 — 282,307
Pharmaceuticals ....................................... — 5,541,194 — 5,541,194
Professional Services .................................... — 406,051 — 406,051
Real Estate Management & Development ....................... — 441,610 — 441,610
Road & Rail ........................................... — 6,131,154 — 6,131,154

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ — $ 6,899,509 $ — $ 6,899,509
Software ............................................. — 9,912,037 — 9,912,037
Specialty Retail ........................................ — 4,746,734 — 4,746,734
Technology Hardware, Storage & Peripherals .................... — 2,326,500 — 2,326,500
Textiles, Apparel & Luxury Goods ............................ — 101,854 — 101,854
Thrifts & Mortgage Finance ................................ — 758,990 — 758,990
Tobacco ............................................. — 2,885,321 — 2,885,321
Trading Companies & Distributors ............................ — 3,879,082 — 3,879,082
Wireless Telecommunication Services ......................... — 4,185,957 — 4,185,957
Equity-Linked Notes ...................................... — 57,224,366 — 57,224,366
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,230,008 — 2,230,008
Airlines .............................................. — 2,109,029 — 2,109,029
Auto Components ...................................... — 625,242 — 625,242
Automobiles .......................................... — 290,353 — 290,353
Beverages ........................................... — 1,014,977 — 1,014,977
Building Products ....................................... — 992,585 125,699 1,118,284
Capital Markets ........................................ — 1,294,149 480,277 1,774,426
Chemicals ............................................ — 2,890,109 — 2,890,109
Commercial Services & Supplies ............................. — 3,043,431 160,570 3,204,001
Communications Equipment ................................ — 286,791 — 286,791
Construction & Engineering ................................ — 764,844 — 764,844
Construction Materials .................................... — 791,321 177,846 969,167
Containers & Packaging .................................. — 1,393,749 — 1,393,749
Distributors ........................................... — 160,741 — 160,741
Diversified Consumer Services .............................. — 2,049,318 — 2,049,318
Diversified Financial Services ............................... — 2,035,975 490,314 2,526,289
Diversified Telecommunication Services ........................ — 2,639,333 214,226 2,853,559
Electric Utilities ........................................ — 112,209 — 112,209
Electrical Equipment ..................................... — 57,672 260,854 318,526
Electronic Equipment, Instruments & Components ................. — 193,334 — 193,334
Entertainment ......................................... — 3,268,881 — 3,268,881
Equity Real Estate Investment Trusts (REITs) .................... — 91,019 — 91,019
Food & Staples Retailing .................................. — 475,574 — 475,574
Food Products ......................................... — 2,763,403 — 2,763,403
Health Care Equipment & Supplies ........................... — 1,580,296 — 1,580,296
Health Care Providers & Services ............................ — 2,513,849 104,500 2,618,349
Health Care Technology .................................. — 1,394,983 — 1,394,983
Hotels, Restaurants & Leisure .............................. — 4,984,377 — 4,984,377
Household Durables ..................................... — 1,030,718 — 1,030,718
Household Products ..................................... — 306,486 — 306,486
Independent Power and Renewable Electricity Producers ............ — 302,750 — 302,750
Insurance ............................................ — 3,708,419 — 3,708,419
Interactive Media & Services ............................... — 2,082,844 — 2,082,844
Internet & Direct Marketing Retail ............................ — — 597,037 597,037
IT Services ........................................... — 3,094,880 107,501 3,202,381
Leisure Products ....................................... — 212,199 — 212,199
Life Sciences Tools & Services .............................. — 2,346,565 — 2,346,565
Machinery ............................................ — 3,241,254 — 3,241,254
Media ............................................... — 2,622,341 702,326 3,324,667
Metals & Mining ........................................ — 483,564 — 483,564
Multiline Retail ......................................... — — 141,275 141,275
Oil, Gas & Consumable Fuels ............................... — 1,398,463 — 1,398,463
Personal Products ...................................... — 767,214 — 767,214
Pharmaceuticals ....................................... — 1,464,167 354,509 1,818,676
Professional Services .................................... — 2,962,880 347,813 3,310,693
Real Estate Management & Development ....................... — 551,373 — 551,373
Road & Rail ........................................... — 1,123,472 — 1,123,472
Semiconductors & Semiconductor Equipment .................... — 132,730 — 132,730
Software ............................................. — 9,103,874 595,765 9,699,639
Specialty Retail ........................................ — 2,011,715 — 2,011,715
Technology Hardware, Storage & Peripherals .................... — 163,454 — 163,454
Textiles, Apparel & Luxury Goods ............................ — 242,024 — 242,024
Trading Companies & Distributors ............................ — 1,510,680 96,849 1,607,529
Transportation Infrastructure ............................... — 295,803 — 295,803
Wireless Telecommunication Services ......................... — 679,479 — 679,479

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Foreign Agency Obligations ................................. $ — $ 803,975 $ — $ 803,975
Investment Companies .................................... 57,158,629 — — 57,158,629
Non-Agency Mortgage-Backed Securities ........................ — 1,606,546 — 1,606,546
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... 634,500 5,226,354 — 5,860,854
Capital Markets ........................................ — 2,728,949 — 2,728,949
Commercial Services & Supplies ............................. — 65,035 — 65,035
Consumer Finance ...................................... 139,625 2,164,914 — 2,304,539
Diversified Financial Services ............................... — 460,347 — 460,347
Electric Utilities ........................................ — 1,028,125 — 1,028,125
Independent Power and Renewable Electricity Producers ............ — 82,063 — 82,063
Insurance ............................................ 314,850 849,865 — 1,164,715
Multi-Utilities .......................................... — 418,500 — 418,500
Oil, Gas & Consumable Fuels ............................... 604,750 1,419,830 — 2,024,580
Warrants .............................................. 541 — — 541
Short-Term Securities
Money Market Funds ...................................... 15,687,565 — — 15,687,565
Options Purchased
Equity contracts .......................................... — 2,283,584 — 2,283,584
$ 113,008,223 $ 625,525,347 $ 4,957,361 $ 743,490,931
Investments Valued at NAV
(a)
..................................... 63,211,253
$ —
$ 806,702,184
$ —
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ 375,671 $ — $ — $ 375,671
Liabilities
Equity contracts ........................................... (669,929) (1,067,356) — (1,737,285)
Interest rate contracts ....................................... (6,082,315) — — (6,082,315)
$ (6,376,573) $ (1,067,356) $ — $ (7,443,929)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.